                                                     Registration Nos. 333-25549
                                                                       811-02441

                                   ----------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.
                                    ----
         Post-Effective Amendment No.  5                         X
                                      ----                      ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.  92                                       X
                       ----                                     ----

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Officers) (Zip Code)
                                 (713) 831-1230
               (Depositor's Telephone Number, including Area Code)


                             Pauletta P. Cohn, Esq.
                               Co-General Counsel
                         American General Life Companies
                    2929 Allen Parkway, Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

    [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
    [X] On May 1, 2002 pursuant to paragraph (b) of Rule 485
    [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    [ ] On date pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
    Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts.

                           WM STRATEGIC ASSET MANAGER
                                   PROSPECTUS
                                   MAY 1, 2002
                 FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL
                      DEFERRED ANNUITY CONTRACTS OFFERED BY
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                        ANNUITY ADMINISTRATION DEPARTMENT
                    P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
        1-800-277-0914; 1-281-878-7409; HEARING IMPAIRED: 1-888-436-5257

American General Life Insurance Company ("AGL") is offering the flexible payment variable and fixed individual deferred annuity contracts (the "Contracts") described in this Prospectus. You may use AGL's Separate Account D ("Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual fund series of the WM Variable Trust ("Trust"):

                  PORTFOLIOS                                       FUNDS
                  ----------                                       -----
    o        Strategic Growth Portfolio                   o        Equity Income Fund
    o        Conservative Growth Portfolio                o        Growth & Income Fund
    o        Balanced Portfolio                           o        West Coast Equity Fund
    o        Conservative Balanced Portfolio              o        Growth Fund
    o        Flexible Income Portfolio                    o        Mid Cap Stock Fund
                                                          o        Small Cap Stock Fund
                                                          o        International Growth Fund
                                                          o        Short Term Income Fund
                                                          o        U.S. Government Securities Fund
                                                          o        Income Fund
                                                          o        Money Market Fund

Each of the mutual fund series offers Class I shares. You may also use AGL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.

Effective August 1, 2000 the Conservative Balanced Portfolio changed its name from the Income Portfolio. Effective the same date the Equity Income Fund changed its name from the Bond & Stock Fund. The Growth Fund of the Northwest Fund changed its name to West Coast Equity Fund effective March 1, 2002.

We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference. You should rely only on the information contained in this document and the current prospectus of the WM Variable Trust.

For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "Statement"), dated May 1, 2002. We have filed the Statement with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Contents" of the Statement appears at page 39 of this Prospectus. You may obtain a free copy of the Statement if you write or call AGL's Annuity Administration Department, in our Home Office, which is located at 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191. The telephone number is 1-800-277-0914. You may also obtain the Statement through the SEC's Web site at http://www.sec.gov.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal investment.

                           WM STRATEGIC ASSET MANAGER
                                TABLE OF CONTENTS


DEFINITIONS                                                                                                       4
FEE TABLE                                                                                                         6
SUMMARY OF CONTRACT PROVISIONS                                                                                   12
         Minimum Investment Requirements                                                                         12
         Purchase Payment Accumulation                                                                           12
         Fixed and Variable Annuity Payments                                                                     12
         Changes in Allocations Among Divisions and Guarantee Periods                                            13
         Surrenders and Withdrawals                                                                              13
         Cancellation Right                                                                                      13
         Death Proceeds                                                                                          13
         Limitations Imposed by Retirement Plans and Employers                                                   13
         Communications to Us                                                                                    13
         Financial and Performance Information                                                                   14
         Other Information                                                                                       15
SELECTED ACCUMULATION UNIT DATA (UNAUDITED)                                                                      15
FINANCIAL INFORMATION                                                                                            16
AGL                                                                                                              16
SEPARATE ACCOUNT D                                                                                               17
THE SERIES                                                                                                       17
         Voting Privileges                                                                                       18
THE FIXED ACCOUNT                                                                                                19
         Guarantee Periods                                                                                       19
         Crediting Interest                                                                                      20
         New Guarantee Periods                                                                                   20
CONTRACT ISSUANCE AND PURCHASE PAYMENTS                                                                          20
         Minimum Requirements                                                                                    21
         Payments                                                                                                21
OWNER ACCOUNT VALUE                                                                                              21
         Variable Account Value                                                                                  21
         Fixed Account Value                                                                                     22
TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
WITHDRAWAL OF OWNER ACCOUNT VALUE                                                                                22
         Transfers                                                                                               22
         Automatic Rebalancing                                                                                   24
         Surrenders                                                                                              24
         Partial Withdrawals                                                                                     24
ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS                                                                       25
         Annuity Commencement Date                                                                               25
         Application of Owner Account Value                                                                      25
         Fixed and Variable Annuity Payments                                                                     25
         Annuity Payment Options                                                                                 26
         Election of Annuity Payment Option                                                                      26
         Available Annuity Payment Options                                                                       27
         Transfers                                                                                               28
DEATH PROCEEDS                                                                                                   28
         Death Proceeds Before the Annuity Commencement Date                                                     28
         Death Proceeds After the Annuity Commencement Date                                                      29
         Proof of Death                                                                                          30
CHARGES UNDER THE CONTRACTS                                                                                      30
         Premium Taxes                                                                                           30
         Surrender Charge                                                                                        30
         Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before
                  February 15, 2000                                                                              32
         Special Surrender Charge Rules for Contracts Issued Before October 2, 1998                              33
         Transfer Charges                                                                                        33


         Annual Contract Fee                                                                                     33
         Charge to the Separate Account                                                                          33
         Miscellaneous                                                                                           34
         Systematic Withdrawal Plan                                                                              34
         One-Time Reinstatement Privilege                                                                        34
         Reduction in Surrender Charges or Administrative Charges                                                34
LONG-TERM CARE AND TERMINAL ILLNESS                                                                              34
         Long-Term Care                                                                                          34
         Terminal Illness                                                                                        35
OTHER ASPECTS OF THE CONTRACTS                                                                                   35
         Owners, Annuitants, and Beneficiaries; Assignments                                                      35
         Reports                                                                                                 35
         Rights Reserved by Us                                                                                   35
         Payment and Deferment                                                                                   36
FEDERAL INCOME TAX MATTERS                                                                                       37
         General                                                                                                 37
         Non-Qualified Contracts                                                                                 37
         Individual Retirement Annuities ("IRAs")                                                                38
         Roth IRAs                                                                                               40
         Simplified Employee Pension Plans                                                                       40
         Simple Retirement Accounts                                                                              40
         Other Qualified Plans                                                                                   40
         Private Employer Unfunded Deferred Compensation Plans                                                   41
         Federal Income Tax Withholding and Reporting                                                            42
         Taxes Payable by AGL and the Separate Account                                                           42
DISTRIBUTION ARRANGEMENTS                                                                                        42
SERVICES AGREEMENTS                                                                                              43
LEGAL MATTERS                                                                                                    43
OTHER INFORMATION ON FILE                                                                                        43
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                                                                  43

                                   DEFINITIONS

WE, OUR AND US - American General Life Insurance Company ("AGL").

YOU AND YOUR - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Owner of a Contract.

ACCOUNT VALUE - the sum of your Fixed Account Value and your Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distribution of your Account Value.

ACCUMULATION UNIT - a measuring unit used in calculating your interest in a Division of Separate Account D before the Annuity Commencement Date.

ANNUITANT - the person named as annuitant in the application for a Contract and on whose life annuity payments may be based.

ANNUITY ADMINISTRATION DEPARTMENT - our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department is located at 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191. The mailing address is P.O. Box 1401, Houston, Texas 77251-1401.

ANNUITY COMMENCEMENT DATE - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

ANNUITY PAYMENT OPTION - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

ANNUITY PERIOD - the period of time during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT - a measuring unit used to calculate the amount of Variable Annuity Payments.

BENEFICIARY - the person who will receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

CODE - the Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - a person whom you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

CONTINGENT BENEFICIARY - a person whom you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

CONTRACT - an individual annuity Contract offered by this Prospectus.

CONTRACT ANNIVERSARY - each anniversary of the date of issue of the Contract.

CONTRACT YEAR - each year beginning with the date of issue of the Contract.

DIVISION - one of the several different investment options into which Separate Account D is divided. Each Division invests in shares of a Series.

FIXED ACCOUNT - the name of the investment option that allows you to allocate purchase payments to AGL's General Account.

FIXED ACCOUNT VALUE - the sum of your net purchase payments and transfers in the Fixed Account, plus accumulated interest, less any partial withdrawals and transfers you make out of the Fixed Account.

FIXED ANNUITY PAYMENTS - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

GENERAL ACCOUNT - all assets of AGL other than those in Separate Account D or any other legally segregated separate account established by AGL.

GUARANTEED INTEREST RATE - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

GUARANTEE PERIOD - the period for which we credit a Guaranteed Interest Rate.

HOME OFFICE - our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191; Mailing address - P.O. Box 1401, Houston, Texas 77251-1401; 1-800-277-0914 or 1-281-878-7409.

INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") - a federal law governing the operations of investment companies such as the Series and the Separate Account.

NON-QUALIFIED - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

OWNER - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

QUALIFIED - eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT - the segregated asset account of AGL named Separate Account D, which receives and invests purchase payments under the Contracts.

SERIES - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are the Portfolios and the Funds of the WM Variable Trust.

SURRENDER CHARGE - a charge for sales expenses that we may assess when you surrender a Contract or receive payment of certain other amounts from a Contract.

VALUATION DATE - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next Valuation Date.

VARIABLE ACCOUNT VALUE - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

VARIABLE ANNUITY PAYMENTS - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

WRITTEN - signed, dated, and in a form satisfactory to us and received at our Home Office. (See "Summary of Contract Provisions - Communications to Us.") You must use special forms we or your sales representative provide to elect an Annuity Option or exercise your one-time reinstatement privilege.

                                    FEE TABLE

The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly under a Contract. The table reflects expenses of the Separate Account and the Series. We may also deduct amounts for state premium taxes or similar assessments, where applicable.

OWNER TRANSACTION CHARGES

         Front-End Sales Charge Imposed on Purchases .........................................            0%
         Maximum Surrender Charge(1) .........................................................          7.0%
         (computed as a percentage of purchase payments surrendered)
         Transfer Fee ........................................................................     $     25(2)

ANNUAL CONTRACT FEE(3)........................................................................     $     35

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Variable Account Value)

         Mortality and Expense Risk Charge ...................................................         1.25%
         Administrative Expense Charge .......................................................         0.15%
                                                                                                   --------
    Total Separate Account Annual Expenses ...................................................         1.40%
                                                                                                   ========

----------

(1) This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."

(2) You may make up to 12 transfers each Contract Year before the Annuity Commencement Date without charge, but additional transfers will be subject to a $25 charge.

(3) This charge is waived for cumulative premiums of $50,000 or more and does not apply during the Annuity Period.

PORTFOLIO AND UNDERLYING FUND EXPENSES

THE SERIES' ANNUAL EXPENSES

Annual Operating Expenses of the Portfolios and of the Funds
(as percentage of average net assets)

                                                 MANAGEMENT         OTHER             ANNUAL
PORTFOLIOS                                         FEES            EXPENSES          EXPENSES(1)
----------                                       ----------        --------          ------------
Strategic Growth Portfolio                         0.10%             0.21%             0.31%
Conservative Growth Portfolio                      0.10%             0.18%             0.28%
Balanced Portfolio                                 0.10%             0.18%             0.28%
Conservative Balanced Portfolio(2)                 0.10%             0.31%             0.41%
Flexible Income Portfolio                          0.10%             0.23%             0.33%

FUNDS

Equity Income Fund                                 0.63%             0.07%             0.70%
Growth & Income Fund                               0.75%             0.03%             0.78%
West Coast Equity Fund                             0.63%             0.07%             0.70%
Growth Fund                                        0.88%             0.06%             0.94%
Mid Cap Stock Fund(3)                              0.75%             0.07%             0.82%
Small Cap Stock Fund                               0.87%             0.08%             0.95%
International Growth Fund                          0.94%             0.25%             1.19%
Short Term Income Fund                             0.50%             0.10%             0.60%
U.S. Government Securities Fund                    0.50%             0.06%             0.56%
Income Fund                                        0.50%             0.05%             0.55%
Money Market Fund                                  0.45%             0.17%             0.62%

----------

(1) The Annual Expenses of the Portfolios, combined with the Annual Expenses of the underlying Funds are shown under "Annual Expenses of the Portfolios and Underlying Funds Combined," immediately following.

(2) Management has agreed to waive or reimburse certain fees. In the absence of this waiver, the management fees, other expenses, and total fund expenses, respectively, would have been 0.10%, 0.43%, and 0.53% for the Conservative Balanced Portfolio.

ANNUAL EXPENSES OF THE PORTFOLIOS AND UNDERLYING FUNDS COMBINED

Each Portfolio will invest in Funds of the Trust and in the WM High Yield Fund (a series of WM Trust I). You will indirectly bear certain expenses associated with those Funds. The chart below shows estimated combined annual expenses for each Portfolio and the Funds in which that Portfolio may invest. The expenses are based upon estimated expenses of each Portfolio and underlying Fund for the fiscal year ended December 31, 2001. Please refer to the Trust prospectus for more details.

The estimates assume a constant allocation of each Portfolio's assets among the Funds identical to such Portfolio's actual allocation at December 31, 2001.

                                                         COMBINED
      PORTFOLIOS                                      ANNUAL EXPENSES
      ----------                                      ---------------
      Strategic Growth Portfolio                           1.17%
      Conservative Growth Portfolio                        1.08%
      Balanced Portfolio                                   1.03%
      Conservative Balanced Portfolio                      1.24%
      Flexible Income Portfolio                            1.00%

Example   The following expenses(1) would apply to a $1,000 investment at the end of the applicable time period, if you surrender your Contract (or if you annuitize under circumstances where you owe a surrender charge)(2), and if you assume a 5% annual return on assets. This example applies to Contract Owners who purchased their Contracts after February 14, 2000. The 15% free withdrawal under these Contracts is available in the first year (see "Charges Under the Contracts" for more information):

IF ALL AMOUNTS ARE INVESTED
IN ONE OF THE FOLLOWING SERIES                                      1 YEAR      3 YEARS       5 YEARS       10 YEARS
------------------------------                                      ------      -------       -------       --------
Strategic Growth Portfolio                                          $  86       $  125        $  175        $  298
Conservative Growth Portfolio                                          86          123           171           291
Balanced Portfolio                                                     85          121           168           285
Conservative Balanced Portfolio                                        86          124           174           296
Flexible Income Portfolio                                              84          119           165           278
Equity Income Fund                                                     82          111           151           251
Growth & Income Fund                                                   82          113           155           259
West Coast Equity Fund                                                 82          111           151           251
Growth Fund                                                            84          118           163           275
Mid Cap Stock Fund                                                     83          114           157           263
Small Cap Stock Fund                                                   84          118           164           276
International Growth Fund                                              87          126           176           300
Short Term Income Fund                                                 81          108           146           241
U.S. Government Securities Fund                                        80          107           144           236
Income Fund                                                            80          106           143           235
Money Market Fund                                                      81          108           147           243

Example   The following expenses(1) would apply to a $1,000 investment at the end of the applicable time period, if you surrender your Contract (or if you annuitize under circumstances where you owe a surrender charge)(2), and if you assume a 5% annual return on assets. This example applies to Contract Owners who purchased their Contracts after October 1, 1998 and before February 15, 2000. The 15% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information):

IF ALL AMOUNTS ARE INVESTED
IN ONE OF THE FOLLOWING SERIES                                      1 YEAR      3 YEARS       5 YEARS       10 YEARS
------------------------------                                      ------      -------       -------       --------
Strategic Growth Portfolio                                          $  97       $  125        $  175        $  298
Conservative Growth Portfolio                                          96          123           171           291
Balanced Portfolio                                                     96          121           168           285
Conservative Balanced Portfolio                                        97          124           174           296
Flexible Income Portfolio                                              95          119           165           278
Equity Income Fund                                                     92          111           151           251
Growth & Income Fund                                                   93          113           155           259
West Coast Equity Fund                                                 92          111           151           251
Growth Fund                                                            95          118           163           275
Mid Cap Stock Fund                                                     93          114           157           263
Small Cap Stock Fund                                                   95          118           164           276
International Growth Fund                                              97          126           176           300
Short Term Income Fund                                                 91          108           146           241
U.S. Government Securities Fund                                        91          107           144           236
Income Fund                                                            91          106           143           235
Money Market Fund                                                      91          108           147           243

Example   The following expenses(1) would apply to a $1,000 investment at the end of the applicable time period, if you surrender your Contract (or if you annuitize under circumstances where you owe a surrender charge)(2), and if you assume a 5% annual return on assets. This example applies to Contract Owners who purchased their Contracts before October 2, 1998. The 10% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information):

IF ALL AMOUNTS ARE INVESTED
IN ONE OF THE FOLLOWING SERIES                            1 YEAR          3 YEARS         5 YEARS        10 YEARS
------------------------------                            ------          -------         -------        --------
Strategic Growth Portfolio                                $  97           $  127         $  177           $  298
Conservative Growth Portfolio                                96              125            173              291
Balanced Portfolio                                           96              124            170              285
Conservative Balanced Portfolio                              97              127            176              296
Flexible Income Portfolio                                    95              121            167              278
Equity Income Fund                                           92              113            153              251
Growth & Income Fund                                         93              116            157              259
West Coast Equity Fund                                       92              113            153              251
Growth Fund                                                  95              121            165              275
Mid Cap Stock Fund                                           93              117            159              263
Small Cap Stock Fund                                         95              121            166              276
International Growth Fund                                    97              128            178              300
Short Term Income Fund                                       91              110            148              241
U.S. Government Securities Fund                              91              109            146              236
Income Fund                                                  91              109            145              235
Money Market Fund                                            91              111            149              243

Example   The following expenses(1) would apply to a $1,000 investment at the end of the applicable time period, if you do not surrender your Contract (or if you annuitize under circumstances where a surrender charge is not payable)(2), and if you assume a 5% annual return on assets:

IF ALL AMOUNTS ARE INVESTED
IN ONE OF THE FOLLOWING SERIES                            1 YEAR          3 YEARS         5 YEARS        10 YEARS
------------------------------                            ------          -------         -------        --------
Strategic Growth Portfolio                                $  27           $  82          $  141           $  298
Conservative Growth Portfolio                                26              80             137              291
Balanced Portfolio                                           26              79             134              285
Conservative Balanced Portfolio                              27              82             140              296
Flexible Income Portfolio                                    25              76             131              278
Equity Income Fund                                           22              68             117              251
Growth & Income Fund                                         23              71             121              259
West Coast Equity Fund                                       22              68             117              251
Growth Fund                                                  25              76             129              275
Mid Cap Stock Fund                                           23              76             123              263
Small Cap Stock Fund                                         25              72             130              276
International Growth Fund                                    27              76             142              300
Short Term Income Fund                                       21              65             112              241
U.S. Government Securities Fund                              21              64             110              236
Income Fund                                                  21              64             109              235
Money Market Fund                                            21              66             113              243

----------

(1) The Examples use the current combined annual expenses for the Portfolios which invest in underlying Funds and use current expenses for the Funds (except for the Mid Cap Stock Fund, for which expenses are estimated), which do not invest in other Funds of the Trust.

(2) See "Surrender Charge" for a description of the circumstances when you may be required to pay the Surrender Charge upon annuitization.

THE EXAMPLES ARE NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. The examples assume an estimated average Account Value of $40,000 for each of the Divisions.

                         SUMMARY OF CONTRACT PROVISIONS

You should read this summary together with the other information in this Prospectus.

The purpose of the Contracts is to provide retirement benefits through

         o the accumulation of purchase payments on a fixed or variable basis, and

         o the application of such accumulations to provide Fixed or Variable Annuity Payments.

MINIMUM INVESTMENT REQUIREMENTS

Your initial purchase payment must be at least $2,000, if you are buying a Qualified Contract, and $5,000, if you are buying a Non-Qualified Contract. (See "Federal Income Tax Matters" for a discussion of the various tax aspects involved in purchasing Qualified and Non-Qualified Contracts.) The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your Contract and treat it as a full surrender. We also may transfer funds, without charge, from a Division (other than the Money Market Fund Division) or Guarantee Period under your Contract to the Money Market Fund Division, if the Account Value of that Division or Guarantee Period falls below $500. (See "Contract Issuance and Purchase Payments.")

Minimum Investment Requirements in Oregon. The preceding paragraph applies to all Contracts, including those purchased in Oregon. However, beginning November 20, 2000, if you purchase a Contract in Oregon, you may make only one purchase payment. The purchase payment is the sum of:

         o the amount we receive on the date of issue of your Contract, and

         o any amount of transfers or exchanges which you already requested to be paid to us as of the date of issue, but we have not received by that date.

PURCHASE PAYMENT ACCUMULATION

We accumulate purchase payments on a variable or fixed basis until the Annuity Commencement Date.

For variable accumulation, you may allocate part or all of your Account Value to one or more of the 16 available Divisions of the Separate Account. Each Division invests solely in shares of one of 16 corresponding Series. (See "The Series.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Series' shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.")

For fixed accumulation, you may allocate part or all of your Account Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. (See "The Fixed Account.")

FIXED AND VARIABLE ANNUITY PAYMENTS

You may elect to receive Fixed or Variable Annuity Payments or a combination of Payments beginning on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL. The amount of the Payments will depend on the Annuity Payment Option chosen, the age, and in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may offer other forms of the Contract with a lower assumed interest rate and reserves the right to discontinue the offering of the higher interest rate form of Contract. (See "Annuity Period and Annuity Payment Options.")

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to the various Divisions and Guarantee Periods, without charge.

In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. However, you are limited in the amount that you may transfer out of a Guarantee Period. See "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers," for these and other conditions of transfer.

After the Annuity Commencement Date, you may make transfers from a Division to another Division or to a fixed Annuity Payment Option. However, you may not make transfers from a fixed Annuity Payment Option. (See "Annuity Period and Annuity Payment Options - Transfers.")

SURRENDERS AND WITHDRAWALS

You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by Written request to us. A surrender or partial withdrawal may require you to pay a Surrender Charge, and some surrenders and partial withdrawals may require you to pay tax penalties. (See "Surrenders and Partial Withdrawals.")

CANCELLATION RIGHT

You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states the Contract provides for a 20 or 30 day period.

We will refund to you, in most states, the sum of:

         o        your Account Value, and

         o any premium taxes and Annual Contract Fee that have been deducted.

Some states require us to refund the sum of your purchase payments only if it is larger than the amount just described. In all other states, we refund the sum of your purchase payments.

DEATH PROCEEDS

If the Annuitant or Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

An employer or trustee who is the Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of annuity options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

COMMUNICATIONS TO US

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

Unless the Prospectus states differently, we will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION

We include financial statements of AGL and the WM Strategic Asset Manager Divisions of Separate Account D in the Statement of Additional Information. (See "Contents of Statement of Additional Information)." The Separate Account financial statements include information only about the Divisions that invest in the Portfolios and Funds of the Trust.

From time to time, the Separate Account may include in advertisements and other sales materials several types of performance information for the Divisions. This information may include "average annual total return," "total return," and "cumulative total return." The Money Market Fund Division may also advertise "effective yield."

The performance information that we may present is not an estimate or guarantee of future investment performance and does not represent the actual investment experience of amounts invested by a particular Owner. Additional information concerning a Division's performance appears in the Statement.

Total Return and Yield Quotations. Average annual total return, total return, and cumulative total return figures measure the net income of a Division and any realized or unrealized gains or losses of the underlying investments in the Division, over the period stated. Average annual total return figures are annualized and represent the average annual percentage change in the value of an investment in a Division over the period stated. Total return figures are also annualized, but do not, as described below, reflect deduction of any applicable Surrender Charge or Annual Contract Fee. Cumulative total return figures represent the cumulative change in value of an investment in a Division for various periods stated.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (seven-day period for the Money Market Fund Division), expressed as a percentage of the value of the Division's Accumulation Units. Yield is an annualized figure, which means that we assume that the Division generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Fund Division similarly, but include the increase due to assumed compounding. The Money Market Fund Division's effective yield will be slightly higher than its yield due to this compounding effect.

Average annual total return figures reflect deduction of all recurring charges and fees applicable under the Contract to all Owner accounts, including the following:

         o        the Mortality and Expense Risk Charge,

         o        the Administrative Expense Charge,

         o the applicable Surrender Charge that may be charged at the end of the period in question, and

         o        a prorated portion of the Annual Contract Fee.

Yield, effective yield, total return, and cumulative total return figures do not reflect deduction of any Surrender Charge that we may impose upon partial withdrawal, and may be higher than if the charge were deducted. Total return and cumulative total return figures also do not reflect deduction of the Annual Contract Fee.

Division Performance. The investment performance for each Division that invests in a corresponding Series of the Trust will reflect the investment performance of that Series for the periods stated. This information appears in the Statement. For periods before the date the Contracts became available, we calculate the performance information for a Division on a hypothetical basis. In so doing, we reflect deductions of current Separate Account fees and charges under the Contract from the historical performance of the corresponding Series. We may waive or reimburse certain fees or charges applicable to the Contract. Such waivers or reimbursements will affect each Division's performance results.

Information about the experience of the investment advisers to the Series of the Trust appears in the prospectus for the Trust.

AGL may also advertise or report to Owners its ratings as an insurance company by the A. M. Best Company. Each year, A. M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A. M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's Ratings range from A++ to F.

AGL may also advertise or report to Owners its ratings as to claims-paying ability by the Standard & Poor's Corporation. A Standard & Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard & Poor's ratings range from AAA to D.

AGL may additionally advertise its ratings as to claims-paying ability by Fitch, Inc. This rating is an assessment of a company's insurance claims-paying ability. Fitch, Inc.'s ratings range from AAA to CCC.

Current ratings from A. M. Best, Standard & Poor's, and Fitch, Inc. may be used from time to time in any advertising about the Contracts, as well as in any reports that publish the ratings. The ratings reflect the claims-paying ability and financial strength of AGL. They are not a rating of investment performance that purchasers of insurance products funded through separate accounts, such as the Separate Account, have experienced or are likely to experience in the future.

OTHER INFORMATION

AGL may also advertise endorsements from organizations, individuals or other parties that recommend AGL or the Contracts. AGL may occasionally include in advertisements (1) comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or (2) discussions of alternative investment vehicles and general economic conditions.

                   SELECTED ACCUMULATION UNIT DATA (UNAUDITED)

The following table shows the Accumulation Unit ("AU") value for the Divisions available with the Contracts on the date purchase payments were first allocated to each Division. It also shows the Accumulation Unit values and the number of Accumulation Units outstanding at the end of each calendar year since each Division began operations.

                                          AU VALUE
                                        (BEGINNING OF  AU VALUE AT   AU VALUE     AU VALUE    AU VALUE AT   AU VALUE
DIVISION                                  PERIOD)(1)   12/31/97(2)  AT 12/31/98  AT 12/31/99    12/31/00   AT 12/31/01
--------                                -------------  -----------  -----------  -----------  -----------  -----------
Strategic Growth Portfolio                 $   5.00     $   5.31     $   6.60     $   9.64     $   9.15     $   8.46
Conservative Growth Portfolio              $   5.00     $   5.20     $   6.15     $   8.45     $   8.13     $   7.73
Balanced Portfolio                         $   5.00     $   5.19     $   6.00     $   7.56     $   7.49     $   7.39
Conservative Balanced Portfolio(3)         $   5.05     $   5.05     $   5.21     $   5.24     $   5.42     $   5.48
Flexible Income Portfolio                  $   5.00     $   5.09     $   5.61     $   6.01     $   6.27     $   6.48
Equity Income Fund                         $   5.00           --     $   5.10     $   5.16     $   5.96     $   6.34
Growth & Income Fund                       $   5.00           --     $   5.27     $   6.14     $   6.19     $   5.89
West Coast Equity Fund                     $   5.00           --     $   5.42     $   7.50     $   7.86     $   8.29
Growth Fund                                $   5.00           --     $   6.51     $  12.66     $   9.73     $   6.81
Mid Cap Stock Fund                         $   5.00           --           --           --     $   5.82     $   6.42
Small Cap Stock Fund                       $   5.00           --     $   5.26     $   8.87     $   7.83     $   6.73
International Growth Fund                  $   5.00           --     $   4.51     $   6.76     $   5.34     $   4.33
Short Term Income Fund                     $   5.00           --     $   5.12     $   5.20     $   5.55     $   5.92
U.S. Government Securities Fund            $   5.00           --     $   5.15     $   5.10     $   5.52     $   5.86
Income Fund                                $   5.00           --     $   5.13     $   4.95     $   5.39     $   5.75
Money Market Fund                          $   5.00     $   5.08     $   5.26     $   5.43     $   5.66     $   5.79

                                           AU
                                       OUTSTANDING     AU OUTSTANDING   AU OUTSTANDING    AU OUTSTANDING    AU OUTSTANDING
DIVISION                              AT 12/31/97(2)    AT 12/31/98      AT 12/31/99        AT 12/31/00       AT 12/31/01
--------                              --------------   --------------   --------------    --------------    --------------
Strategic Growth Portfolio             111,494.836       749,671.602    3,584,668.199     10,506,667.519     11,050,599.132
Conservative Growth Portfolio          264,038.616     1,637,321.182    8,513,968.886     28,335,202.170     33,856,563.630
Balanced Portfolio                     453,339.806     1,859,881.570   12,033,168.476     32,836,153.871     40,969,356.326
Conservative Balanced Portfolio              0.000(3)    159,223.103    1,096,861.668      1,499,025.578      2,351,793.582
Flexible Income Portfolio               19,655.774       197,772.388    3,439,144.532      5,785,165.233      8,182,975.352
Equity Income Fund                              --       305,153.917    2,272,960.294      2,671,970.525      3,246,150.397
Growth & Income Fund                            --       502,841.030    5,205,744.062      9,352,990.287      9,551,972.874
West Coast Equity Fund                          --        58,117.270    1,091,631.484      3,024,359.456      3,331,295.113
Growth Fund                                     --       232,430.131    4,728,611.423     10,071,085.242      8,330,605.412
Mid Cap Stock Fund                              --                --               --        394,124.813        823,142.998
Small Cap Stock Fund                            --        25,966.576      325,450.027      1,357,176.480      1,240,993.128
International Growth Fund                       --        30,476.828      288,477.422        915,393.029        781,327.828
Short Term Income Fund                          --        15,012.476      259,468.345        385,576.563        520,841.088
U.S. Government Securities Fund                 --        76,666.683    1,417,780.628      2,036,726.008      3,747,397.969
Income Fund                                     --        91,650.920      791,572.990      1,259,062.641      1,824,297.760
Money Market Fund                       17,424.448       148,140.839      694,836.836      1,905,969.912      3,412,875.657

----------

(1)      The dates when the Divisions commenced operations are as follows:
         Strategic Growth Portfolio, Conservative Growth Portfolio and Balanced Portfolio Divisions, June 2, 1997; Money Market Fund Division, July 16, 1997; Flexible Income Portfolio Division, September 8, 1997; Conservative Balanced Portfolio Division, April 22, 1998; Growth & Income Fund, West Coast Equity Fund and Growth Fund Divisions, April 29, 1998; Equity Income Fund Division, April 30, 1998; Short Term Income Fund Division, May 22, 1998; Small Cap Stock Fund and International Growth Fund Divisions, June 3, 1998; U.S. Government Securities Fund Division, June 10, 1998; Income Fund Division, June 24, 1998; Mid Cap Stock Fund Division, May 5, 2000.

(2) Accumulation Unit Values and Accumulation Units Outstanding show only for those Divisions which commenced operations before January 1, 1998.

(3) The Conservative Balanced Portfolio Division (previously named the Income Portfolio Division) originally commenced operations on October 22, 1997. The Division suspended operations during the period of November 4, 1997 through April 21, 1998. The unit value for the Division remained unchanged at $5.05 for the entire period of suspended operations and is the value indicated for the beginning of the period. The unit value was the same when the Division recommenced operations on April 22, 1998 (the date we identify as "Beginning of Period").

                              FINANCIAL INFORMATION

The financial statements of AGL appear in the Statement. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")

The financial statements of the WM Strategic Asset Manager Divisions of Separate Account D also appear in the Statement. They provide financial information about the WM Strategic Asset Manager Divisions which invest in the Series of the Trust. (See "Contents of Statement of Additional Information.")

                                       AGL

AGL is a stock life insurance company organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of the State of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation ("AGC"), which is wholly owned by American International Group, Inc. ("AIG"). The commitments under the Contracts are AGL's, and AGC and AIG have has no legal obligation to back those commitments.

AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

                               SEPARATE ACCOUNT D

AGL established Separate Account D on November 19, 1973. The Separate Account has 88 Divisions, 16 of which are available under the Contracts offered by this Prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business. The assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity Contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

                                   THE SERIES

The Separate Account has 16 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of 16 Series (the five Portfolios and the 11 Funds) of the Trust.

The five "Portfolios" are funded by Series that operate differently from the other 11 "Series." You should carefully read the information described in "The Series" section of this prospectus. You can also find more information about the Portfolios in the Trust's prospectus.

The Trust offers shares of these Series, without sales charges, exclusively to Separate Account D. The Trust may, in the future, also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL.

We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.

For example, violation of the federal tax laws by one separate account investing in the Trust could cause the Contracts or other contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in the Trust, if a material irreconcilable conflict arises among separate accounts. In such event, the Trust may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Trust shares. At the same time, the Trust's Board of Trustees and we will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Series held under Contracts. We reinvest at the Series' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and distributions do not change your Account Value.

The names of the Series of the Trust in which the available Divisions invest are as follows:

o        Strategic Growth Portfolio            o        Growth Fund
o        Conservative Growth Portfolio         o        Mid Cap Stock Fund
o        Balanced Portfolio                    o        Small Cap Stock Fund
o        Conservative Balanced Portfolio       o        International Growth Fund
o        Flexible Income Portfolio             o        Short Term Income Fund
o        Equity Income Fund                    o        U.S. Government Securities Fund
o        Growth & Income Fund                  o        Income Fund
o        West Coast Equity Fund                o        Money Market Fund

WM Advisors, Inc. is the investment adviser of each Series of the Trust. Janus Capital Corporation is the sub-adviser of the Growth Fund, and Capital Guardian Trust Company is the sub-adviser of the International Growth Fund. WM Funds Distributor, Inc. is the distributor of shares of each Series of the Trust. None of these companies are affiliated with AGL.

Before selecting any Division, you should carefully read the Trust prospectus, which is attached at the end of this Prospectus. The Trust prospectus discusses detailed information about the Series in which each Division invests, including investment objectives and policies, charges and expenses. The Trust prospectus also provides detailed information about the Trust's allocation of the assets of each Portfolio among the other Series of the Trust and the WM High Yield Fund (the "Underlying Funds"), and about the predetermined investment limits and the diversification requirements of the Code that govern this allocation ("allocation limitations"). Each Portfolio will invest in different combinations of the Underlying Funds. AGL understands that the effect of the Portfolios' allocation limitations is that each Portfolio will allocate its assets to at least five of the Underlying Funds. AGL also understands that the effect of the Portfolios' voting procedures is that owners will have the privilege of voting Portfolio shares and not Underlying Fund shares. (See "Voting Privileges.") Please refer to the Trust prospectus for more details.

Lower-rated fixed income securities, such as those in which the Equity Income, Growth & Income, Growth, Small Cap Stock, and Income Funds may invest up to 35% of their total assets, are subject to greater risk of loss of income and principal and generally subject to greater market fluctuations than investments in lower yielding fixed income securities. You should carefully read about these Funds in the Trust's prospectus and related statement of additional information and consider your ability to assume the risks of making an investment in the Divisions which invest in them.

You may obtain additional copies of this Prospectus or the Trust's prospectus by contacting AGL's Annuity Administration Department at the addresses and phone numbers on the first page of this Prospectus. When making your request, please specify the Series in which you are interested.

VOTING PRIVILEGES

The following people may give us voting instructions for Series shares held in the Separate Account Divisions attributable to their Contract:

         o        You, as the Owner, before the Annuity Commencement Date, and

         o        The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:

         o For each Owner before the Annuity Commencement Date, we will divide (1) the Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Series.

         o For each Annuitant or payee during the Annuity Period, we will divide (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Series owned by the Separate Account as follows:

         o Shares for which we receive instructions, in accordance with those instructions, and

         o Shares for which we receive no instructions, including any shares we own on our own behalf, in the same proportion as the shares for which we receive instructions.

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform with legal requirements and interpretations that are put in effect or modified from time to time.

                                THE FIXED ACCOUNT

Amounts in the Fixed Account or supporting Fixed Annuity Payments become part of our General Account. We have not registered interests in the General Account under the Securities Act of 1933, and we have not registered the General Account as an investment company under the 1940 Act, based on federal law exclusion and exemption. The staff of the Securities and Exchange Commission has advised us that it has not reviewed the disclosures in this Prospectus that relate to the Fixed Account or Fixed Annuity Payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

The Fixed Account is not available under Contracts purchased in Oregon before November 20, 2000. For Contracts purchased in Oregon, all references in this prospectus to the Fixed Account apply to Contracts purchased on or after that same date.

Our obligations for the Fixed Account are legal obligations of AGL. Our General Account assets support these obligations. These General Account assets also support our obligations under other insurance and annuity contracts. Investments purchased with amounts allocated to the Fixed Account are the property of AGL. Owners have no legal rights in such investments.

GUARANTEE PERIODS

Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of months or years that the Owner selects from among the Guarantee Periods that we then offer.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request at least three business days before the end of the Guarantee Period.

We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this case, we will, under certain circumstances, waive the Surrender Charge. (See "Annuity Payment Options" and "Surrender Charge.")

If the Owner does not annuitize on the scheduled Annuity Commencement Date, we will move the Annuity Commencement Date to the earlier of the end of the renewed Guarantee Period or the latest possible Annuity Commencement Date.
(See "Annuity Commencement Date.")

The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 30 days and not more than 60 days before the end of any Guarantee Period.

If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Fund Division at the end of that Guarantee Period. However, we will transfer such balance to another Division selected by the Owner, if we have received Written instructions to transfer such balance to that Division.

CREDITING INTEREST

We declare the Guaranteed Interest Rate from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate from one Guarantee Period to another Guarantee Period that is of the same length, but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

AGL's management makes the final determination of the Guaranteed Interest Rates to be declared. AGL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Contract.

You may obtain information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

NEW GUARANTEE PERIODS

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract.

Each Guarantee Period has its own Guaranteed Interest Rate. Guarantee Periods can have different Guaranteed Interest Rates. We have the right to change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for the amount allocated or transferred. That amount earns a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. We may offer one or more Guarantee Periods with a required dollar cost averaging feature. (See "Transfers.") Currently we make available a one-year Guarantee Period, and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time. We will always offer at least one Guarantee Period if state law requires us to do so.

                     CONTRACT ISSUANCE AND PURCHASE PAYMENTS

The minimum initial purchase payment is $2,000 for a Qualified Contract and $5,000 for a Non-Qualified Contract. The minimum subsequent purchase payment is $100. We reserve the right to modify these minimums at our discretion.

Your application to purchase a Contract must be on a Written application that we provide and that you sign. AGL and WM Funds Distributor, Inc., the distributor of the Contracts, may agree on a different medium or format for the application. When a purchase payment accompanies an application to purchase a Contract and you have properly completed the application, then within two Valuation Dates after we receive the application at our Home Office, we will either:

         o process the application, credit the purchase payment, and issue the Contract, or

         o        reject the application and return the purchase payment.

If you have not completed the application or have not completed it correctly, we will request additional documents or information. You must respond to our request within five Valuation Dates after we receive your application at our Home Office. Then we will process the application, credit the purchase payment, and issue the Contract within two Valuation Dates after we receive the additional materials.

If we have not received a correctly completed application within five Valuation Dates after receipt of the purchase payment at our Home Office, we will return the purchase payment immediately. However, you may give us Written consent to retain the purchase payment until you complete the application. In that case, we will credit the initial purchase payment as of the end of the Valuation Period in which we receive, at our Home Office, the last information required to process the application.

We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required Written information at our Home Office.

We reserve the right to reject any application or purchase payment for any reason.

MINIMUM REQUIREMENTS

If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance in that Division to the Money Market Fund Division.

If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made. We will waive these minimum requirements for transfers under the dollar cost averaging and automatic rebalancing programs. (See "Transfers" and "Automatic Rebalancing.")

If your total Account Value falls below $500, we may cancel the Contract. We consider such a cancellation a full surrender of the Contract. We will provide you with 60 days advance notice of any such cancellation.

So long as the Account Value does not fall below $500, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

PAYMENTS

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Home Office. We also accept purchase payments by wire, by direct transfer from your checking, savings or brokerage account, or by exchange from another insurance company. You may obtain further information about how to make purchase payments by any of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus.

You may make purchase payments pursuant to employer sponsored plans only with our agreement.

Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Period of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

                               OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

         o Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

         o Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

         o Your Fixed Account Value is the sum of your Fixed Account Value in all Guarantee Periods.

         o Your Fixed Account Value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period, less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

AGL guarantees the Fixed Account Value. AGL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 3% minimum Guaranteed Interest Rate stated in your Contract).

             TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
                        WITHDRAWAL OF OWNER ACCOUNT VALUE

TRANSFERS

You can transfer your Account Value beginning 30 days after we issue your Contract and before the Annuity Commencement Date. The following rules apply:

         o You may transfer your Account Value at any time among the available Divisions of the Separate Account and the Guarantee Period. Transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

         o If a transfer causes your Account Value in any Division or the Guarantee Period to fall below $500, we reserve the right to transfer the remaining balance in that Division or the Guarantee Period in the same proportions as the transfer request.

         o You may make up to 12 transfers each Contract Year without charge. We will charge you $25 for each additional transfer.

         o You may transfer no more than 25% of the Account Value you allocated to the Guarantee Period at its inception during any Contract Year. This 25% limitation does not apply to transfers from the Guarantee period (1) within 15 days before or after the end of the Guarantee Period in which you held the transferred amounts, or (2) a renewal at the end of the Guarantee Period to the same Guarantee Period.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) The rules about transfers, which we describe above, will apply to this plan. Under this plan, we will automatically transfer amounts from any Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other variable Divisions. You will select:

         o        the amount we are to transfer under the plan,

         o the frequency of the transfers - either monthly, quarterly, semi-annually, or annually, and

         o        the duration of the plan.

We may also offer certain "special automatic transfer plans" to Owners who:

         o        make new purchase payments, and

         o do not own another annuity contract which AGL, or any AGL affiliate, issued.

Under such plans, we will make equal monthly transfers over a period of time that we will determine. We may offer a higher Guaranteed Interest Rate under such a special automatic transfer plan than we would offer for another Guarantee Period of the same duration that is not offered under such a plan. Any such higher interest rate will reflect differences in costs or services and will not be unfairly discriminatory as to any person.

Differences in costs or services will result from such factors as reduced sales expenses or administrative efficiencies related to transferring amounts to other Divisions on an automatic, rather than a discretionary, basis.

Transfers under any automatic transfer plan will:

         o        not count towards the 12 free transfers each Contract Year,

         o        not incur a $25 charge,

         o not be subject to the 25% limitation on transfers from the Guarantee Period, and

         o not be subject to the minimum Division Account Value requirement described above.

You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

You can make transfers by telephone if you have completed a Telephone Transfer Authorization form and given it to us. The form provides certain rules about telephone transfers which you will have to follow. We will honor telephone transfer instructions from any person who provides the correct information. So there is a risk of possible loss to you if an unauthorized person uses this service in your name. Currently we try to limit the availability of telephone transfers only to the Owner of the Contract. We are not liable for any acts or omissions based upon telephone instructions that we reasonably believe to be genuine. We are not responsible for losses arising from errors in the communication of transfer instructions.

We have established procedures for accepting telephone transfer instructions, which include:

         o        verification of the Contract number,

         o        verification of the identity of the caller,

         o        verification of both the Annuitant's and Owner's names, and

         o        a form of personal identification from the caller.

We will mail to the Owner a written confirmation of the transaction. We might receive telephone transfer instructions from more than one person on the same day, or our recording equipment might malfunction. It may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, we will not process the transaction if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible. The phone number for telephone exchanges is 1-800-277-0914.



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

The Contracts are not designed for persons or professional market timing organizations or other entities using programmed and frequent transfers. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Contract Owners.

AUTOMATIC REBALANCING

You may arrange for Automatic Rebalancing among the Separate Account Divisions, if your Contract has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it. The five Portfolios are not available for automatic rebalancing.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the 12 free transfers each Contract Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time you have an automatic transfer plan, described above, in effect.

SURRENDERS

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender from a Contract.

We will pay you the following upon full surrender:

         o your Account Value at the end of the Valuation Period in which we receive a Written surrender request,

         o        minus any applicable Surrender Charge,

         o        minus any uncollected Contract Fee (see "Annual Contract
                  Fee"), and

         o        minus any applicable premium tax.

Our current practice is to require that you return the Contract to our Home Office with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Contract will terminate. The Owner will, however have a right to reinvest the proceeds of the Contract. (See "One-Time Reinstatement Privilege.")

All collateral assignees of record must consent to any full surrender.

PARTIAL WITHDRAWALS

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and the Guarantee Period, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Fund Division), we reserve the right to transfer the remaining balance to the Money Market Fund Division. We will do this without charge.

We will always pay you the amount of your partial withdrawal request, except that we may deny your request for a partial withdrawal if it would reduce your Account Value below $500. The value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable Surrender Charge and premium tax. You can also tell us to take Surrender Charges and income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

The Code imposes a penalty tax on certain premature surrenders or withdrawals. See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. This section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawal.

                   ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date may be any day of any month up to the Annuitant's 100th birthday. (Pennsylvania has special limitations that require the Annuity Commencement Date to be no later than age 90, and as early as age 85. Oregon requires the Annuity Commencement Date to be no later than age 95.) You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval in most cases.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

APPLICATION OF OWNER ACCOUNT VALUE

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions, if you give us Written instructions at least 30 days before the Annuity Commencement Date.

We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount we apply. (See "Surrender Charge.") Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10th day before the Annuity Commencement Date.

FIXED AND VARIABLE ANNUITY PAYMENTS

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Contract and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.

We determine the amount of each monthly Variable Annuity Payment thereafter as follows:

         o We convert the Account Value that we apply to provide Variable Annuity Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end of the Valuation Period that includes the 10th day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.

         o We determine the amount of each subsequent Variable Annuity Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10th day before the date of each payment.

         o If we base the Variable Annuity Payments on more than one Division, we perform these calculations separately for each Division.

         o The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

The Contract's annuity tables use a 3.5% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month, if the Division's investment return for the month is at an annual rate greater than 3.5%. Conversely, a Variable Annuity Payment will be less than the previous month, if the Division's investment return is at an annual rate less than 3.5%.

ANNUITY PAYMENT OPTIONS

Sixty to 90 days before the Scheduled Annuity Commencement Date, we will (1) notify you that the Contract is scheduled to mature, and (2) request that you select an Annuity Payment Option.

If you have not selected an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

         o We will extend the Annuity Commencement Date to the Annuitant's 100th birthday, if the scheduled Annuity Commencement Date is any date before the Annuitant's 100th birthday; or

         o We will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 100th birthday.

The procedure just described is different in Pennsylvania and Oregon because the Annuity Commencement Date cannot exceed age 90 in Pennsylvania and age 95 in Oregon.

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose in connection with Qualified Contracts. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.

ELECTION OF ANNUITY PAYMENT OPTION

You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements:

         o where you elect only Fixed or Variable Annuity Payments, the initial payment must be at least $100; or

         o where you elect a combination of Variable and Fixed Annuity Payments, the initial payment must be at least $50 on each basis.

If the initial annuity payment falls below these amounts, we will reduce the frequency of annuity payments. If the initial payment still falls below these amounts, we will make a single payment to the Annuitant or other properly designated payee equal to your Account Value. We will deduct any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

You may elect the annuity option that will apply for payments to a Beneficiary, if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after the death proceeds become payable. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10th day before the beginning of that second month.

When an Annuity Payment Option becomes effective, you must deliver the Contract to our Home Office, in exchange for a payment contract providing for the option elected.

We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the Statement. (See "Contents of Statement of Additional Information.")

AVAILABLE ANNUITY PAYMENT OPTIONS

Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.

OPTION 1 - LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We make annuity payments monthly to an Annuitant or other properly-designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee.

Under the fourth option, we provide no mortality guarantee, even though we reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

A payee receiving Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to commute (terminate) the option and receive the current value of the annuity in a single sum. The current value of an annuity under Option 4 is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. We calculate that value the next time we determine values after receiving your Written request for payment. The election of a single sum payment under Option 4 is the only way you may terminate any Annuity Payment Option once annuity payments have started.

OPTION 5 - PAYMENTS OF A SPECIFIC DOLLAR AMOUNT - We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

We reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

The Code may treat the election of Option 4 or Option 5 in the same manner as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS - In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity Contracts, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

TRANSFERS

After the Annuity Commencement Date, the Annuitant or other properly designated payee may make one transfer every 180 days among the available Divisions of the Separate Account or from the Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

                                 DEATH PROCEEDS

DEATH PROCEEDS BEFORE THE ANNUITY COMMENCEMENT DATE

The death proceeds described below are payable to the Beneficiary under the Contract if any of the following events occurs before the Annuity Commencement
Date:

         o the Annuitant dies, and no Contingent Annuitant has been named under a Non-Qualified Contract;

         o the Annuitant dies, and we also receive proof of death of any named Contingent Annuitant; or

         o the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, the surviving spouse may elect to continue the Contract as described later in this section).

The death proceeds, before deduction of any premium taxes and other applicable taxes, will equal the greatest of:

         o the sum of all net purchase payments made (less any premium taxes and other applicable taxes we deducted previously and all prior partial withdrawals);

         o the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment; or

         o the "highest anniversary value" before the date of death, as defined below.

         The highest anniversary value before the date of death will be determined as follows:

                  (a) First, we will calculate the Account Values at the end of each of the past Contract Anniversaries that occurs before the deceased's 81st birthday. (We will thereafter use only the Contract Anniversary Account Values that occurred before the deceased's 81st birthday.);

                  (b) Second, we will increase each of the Account Values by the amount of net purchase payments the Owner has made since the end of such Contract Anniversaries; and

                  (c) Third, we will reduce the result by the amount of any withdrawals the Owner has made since the end of such Contract Anniversaries.

                  The highest anniversary value will be an amount equal to the highest of such values. Net purchase payments are purchase payments less applicable taxes deducted at the time the purchase payment is made.

The death proceeds become payable to the Beneficiary when we receive:

         o        proof of the Owner's or Annuitant's death, and

         o a Written request from the Beneficiary specifying the manner of payment.

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Contract dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

         o        We will distribute all amounts:

                  (a)      within five years of the date of death, or

                  (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

         o If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant.

         o If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

         o        have all the remaining rights and powers under a Contract, and

         o        be subject to all the terms and conditions of the Contract.


Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy requirements described in this section may result in serious adverse tax consequences.

PROOF OF DEATH

We accept the following as proof of any person's death:

         o        a certified death certificate;

         o a certified decree of a court of competent jurisdiction as to the finding of death;

         o a written statement by a medical doctor who attended the deceased at the time of death; or

         o        any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

                           CHARGES UNDER THE CONTRACTS

PREMIUM TAXES

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

         o        from purchase payment(s) when received;

         o from the Owner's Account Value at the time annuity payments begin;

         o        from the amount of any partial withdrawal; or

         o from proceeds payable upon termination of the Contract for any other reason, including death of the Owner or Annuitant, and surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

SURRENDER CHARGE

The Surrender Charge reimburses us for part of our expenses in distributing the Contracts. We believe, however, that the amount of our expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay for extra expenses out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we receive that purchase payment. The percentage declines depending on how many years have passed since we originally credited the withdrawn purchase payment to your Account Value, as follows:

                                          SURRENDER CHARGE AS A
        YEAR OF PURCHASE                 PERCENTAGE OF PURCHASE
       PAYMENT WITHDRAWAL                  PAYMENT WITHDRAWN
       ------------------                ----------------------
                1st                                  7%
                2nd                                  6%
                3rd                                  5%
                4th                                  5%
                5th                                  4%
                6th                                  3%
                7th                                  2%
             Thereafter                              0%

In computing the Surrender Charge, we deem withdrawals from your Account Value to consist first of purchase payments, in order of contribution, followed by any amounts in excess of purchase payments. The Surrender Charge will apply to the following transactions, which we consider to be withdrawals:

         o        total surrender;

         o        partial withdrawal;

         o        commencement of an Annuity Payment Option; and

         o        termination due to insufficient Account Value.

The Surrender Charge will NOT apply to withdrawals in the following circumstances:

         o to the amount of withdrawals that exceeds the cumulative amount of your purchase payments;

         o upon death of the Annuitant, at any age, after the Annuity Commencement Date;

         o upon death of the Annuitant, at any age, before the Annuity Commencement Date, provided no Contingent Annuitant survives;

         o upon death of the Owner, including the first to die in the case of joint Owners of a Non-Qualified Contract, unless the Contract continues under the special rule for a surviving spouse;

         o upon annuitization over at least ten years, or life contingent annuitization where the life expectancy is at least ten years;

         o        within the 30-day window under the One-Time Reinstatement
                  Privilege;

         o if the Annuitant is confined to a long-term care facility or is subject to a terminal illness (see "Long-Term Care and Terminal Illness");

         o to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed the greater of (1) 15% of your Purchase Payments that have not previously been withdrawn and that have been credited to your Contract for less than seven years, or (2) 15% of your Account Value, in each Contract Year, calculated as of the end of the previous Contract Anniversary, less any amounts that have been withdrawn during such Contract Year. For example, let's say we issued your Contract on February 15, 2000 with a Purchase Payment of $100,000. You make no withdrawals or additional Purchase Payments during the first Contract Year. Let's assume your Account Value at the end of your first Contract Year, February 15, 2001, had grown to $110,000. You may withdraw the greater of 15% of your $100,000 Purchase Payment ($15,000), or 15% of your $110,000 Account Value ($16,500), without a Surrender Charge. Because $16,500 is greater than $15,000, you can withdraw $16,500 without a Surrender Charge. (If we issued your Contract before February 15, 2000, this section is different for you. See "Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and

                  Before February 15, 2000" or "Special Surrender Charge Rules for Contracts Issued Before October 2, 1998."); and

         o to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contact funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.

If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. You may make non-automatic and automatic withdrawals in any Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal privilege. We add all withdrawals and charge you a Surrender Charge only on amounts that exceed the 15% free withdrawal privilege. See the discussion under "Surrender Charge" for an explanation of how we calculate the Surrender Charge.

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal privilege described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax ON Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

SPECIAL SURRENDER CHARGE RULES FOR CONTRACTS ISSUED AFTER OCTOBER 1, 1998 AND BEFORE FEBRUARY 15, 2000

 If we issued your Contract after October 1, 1998 and before February 15, 2000, your 15% free withdrawal privilege differs from the free withdrawal privilege described in the previous section. We use a different formula to calculate the amount you can withdraw from your Contract without a Surrender Charge. The following section discusses this different formula.

If we issued your Contract after October 1, 1998 and before February 15, 2000, the Surrender Charge will NOT apply to withdrawals in the following circumstances:

         o to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 15% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal); and

         o to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

SPECIAL SURRENDER CHARGE RULES FOR CONTRACTS ISSUED BEFORE OCTOBER 2, 1998

The 15% free withdrawal privilege discussed above is a 10% free withdrawal privilege if we issued your Contract before October 2, 1998. The 10% limit is the only difference in your free withdrawal privilege. The affected discussion follows, using "10%" in place of "15%."

If we issued your Contract before October 2, 1998, the Surrender Charge will NOT apply to withdrawals in the following circumstances:

         o to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 10% free withdrawal); and

         o to any amounts withdrawn that are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 10% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

TRANSFER CHARGES

We describe the charges assessed to pay the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are not designed to yield a profit.

ANNUAL CONTRACT FEE

We will deduct an Annual Contract Fee of $35 from your Account Value at the end of each Contract Year before the Annuity Commencement Date. (The Fee is $30 for Contracts issued in the State of North Dakota.) This Fee is for administrative expenses (which do not include expenses of distributing the Contracts). We do not expect the revenues we derive from this Fee to exceed the expenses. Unless paid directly, the Fee will be allocated among the Guarantee Period and Divisions in proportion to your Account Value in each. We will deduct the entire Fee for the year from the proceeds of any full surrender. We reserve the right to waive the Fee.

CHARGE TO THE SEPARATE ACCOUNT

We deduct from Separate Account assets a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets administrative expenses not covered by the Annual Contract Fee discussed above and (2) compensates us for assuming mortality and expense risks under the Contracts. The 1.40% charge divides into 0.15% for administrative expenses and 1.25% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that:

         o        our actuarial estimate of mortality rates may prove erroneous,

         o        Annuitants will live longer than expected, and

         o more Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

MISCELLANEOUS

Each Series pays charges and expenses out of its assets. The Prospectus for each Series describes the charges and expenses. We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Contract and (2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

ONE-TIME REINSTATEMENT PRIVILEGE

If your Account Value at the time of surrender is at least $500, you may elect to reinvest all of the proceeds that you liquidated from the Contract within the previous 30 days. In this case, we will credit the Surrender Charge and the Annual Contract Fee, if a new Annual Contract Fee is not then due, back to the Contract. We will reinvest the proceeds at the value we next compute following the date of receipt of the proceeds. Unless you request otherwise, we will allocate the proceeds among the Divisions and Guarantee Periods in the same proportions as before surrender. We will compute any subsequent Surrender Charge as if we had issued the Contract at the date of reinstatement for a purchase payment in the amount of the net surrender proceeds. You may use this privilege only once.

This privilege is not available under Contracts purchased in Oregon.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts for employer sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.

                       LONG-TERM CARE AND TERMINAL ILLNESS

THE RIDER WE DESCRIBE BELOW IS NOT AVAILABLE IN ALL STATES. YOU SHOULD ASK YOUR SALES REPRESENTATIVE OR OUR HOME OFFICE TO TELL YOU IF IT APPLIES TO YOU. THERE IS NO SEPARATE CHARGE FOR THIS RIDER.

LONG-TERM CARE

We describe long-term care in a special Contract rider. No Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined continuously for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. You must give us Written proof of such confinement.

TERMINAL ILLNESS

The same rider provides that no Surrender Charge will apply to a partial withdrawal or total surrender if you give us a physician's Written certification that the Annuitant is terminally ill and not expected to live more than twelve months. We must waive or exercise our right to a second physician's opinion.

                         OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

You, as the Owner of a Contract, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. You choose the Annuitant and any Contingent Annuitant in the application for a Contract and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

REPORTS

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

RIGHTS RESERVED BY US

Upon notice to the Owner, we may modify a Contract to the extent necessary to:

         o        reflect a change in the Separate Account or any Division;

         o        create new separate accounts;

         o operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;

         o transfer any assets in any Division to another Division, or to one or more separate accounts, or the Fixed Account;

         o add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

         o        add, restrict or remove Guarantee Periods of the Fixed
                  Account;

         o make any new Division available to you on a basis we determine;

         o substitute, for the shares held in any Division, the shares of another Series or the shares of another investment company or any other investment permitted by law;

         o make any changes required by the Code or by any other law, regulation or interpretation to continue treatment of the Contract as an annuity;

         o commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state laws that apply; or

         o make any changes required to comply with the rules of any Series.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

PAYMENT AND DEFERMENT

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

         o the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

         o the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

         o the SEC by order permits the delay for the protection of Owners.

We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.

                           FEDERAL INCOME TAX MATTERS

GENERAL

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with your tax adviser before purchasing a Contract or if you have any questions about contributions, distributions, or limitations as discussed below.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisers to the Series that they will use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for federal income tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Owners that are not natural persons - that is, Owners such as corporations - are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments. Part of each annuity payment received after the Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

In the case of Fixed Annuity Payments, the excludible portion of each payment is found by multiplying:

         o        the amount paid, by

         o the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option.

In the case of Variable Annuity Payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

         o        made on or after the recipient reaches age 59 1/2;

         o        made on account of the recipient's becoming disabled;

         o that are made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code); or

         o that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the Beneficiary, provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case OF death or disability).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or an assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Purchase Payments. Individuals who are not active participants in a tax qualified retirement plan may, for 2002, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $3,000 or 100% of the individual's earned income. If you are over age 50, the $3,000 limit increases to $3,500. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $6,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse (maximum $7,000 if both are over age 50). Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $34,000 for 2002 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $44,000 for 2002 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $34,000 and $44,000 in 2002 the deduction decreases to zero, based on the amount of income.

Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $54,000 and $64,000 in 2002, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000 in 2002. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may, in 2002, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $3,000 or 100% of the individual's earned income ($3,500 if over 50), provided the couple's modified adjusted gross income is $150,000 or less. A portion of the contribution may be deducted if the modified adjusted gross income is between $$150,000 to $160,000, and no deduction is allowed for modified adjusted gross income of $160,000 or more.

Tax Free Rollovers. Amounts may be transferred, in a tax-free rollover, from (1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

         o        annuities paid over a life or life expectancy;

         o        installments for a period of ten years or more; and

         o required minimum distributions under section 401(a)(9) of the Code.

Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipients' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certaIN exceptions. These exceptions include:

         o distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

         o distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

         o distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

         o distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

         o distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

Distributions of minimum amounts required by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant reaches age 70 1/2. Additional distribution rules apply after the death of tHE Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.") Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution. We suggest you contact your tax adviser regarding the minimum distribution rules, since the rules were changed effective January 1, 2002.

ROTH IRAS

Individuals may purchase a non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $3,000 per year (or $3,500 if you are over 50), beginning in 2002. This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $3,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs ($3,500 if you are over 50).

An individual may make a rollover contribution from a Traditional IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchasE. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS

Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 15% of an employee's compensation or $40,000 for 2002.

If you are 50 and older, additional elective deferrals can be contributed to your salary reduction SEP IRA, if certain conditions are met. The most that can be contributed is the lesser of $1,000 or your compensation for the years reduced by your other elective deferrals for the year.

SIMPLE RETIREMENT ACCOUNTS

Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $7,000 a year for 2002 to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

If you are 50 and older, additional elective deferrals can be contributed to your salary reduction SRA, if certain conditions are met. The most that can be contributed is the lesser of $500 or your compensation for the years reduced by your other elective deferrals for the year.

OTHER QUALIFIED PLANS

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

         o part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

         o made after the employee's separation from service on account of early retirement after attaining age 55;

         o made to pay for qualified higher education or first-time home buyer expenses;

         o made to an alternate payee pursuant to a qualified domestic relations order, if the alternate payee is the spouse or former spouse of the employee;

         o distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return; or

         o distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks.

Annuity Payments. A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age
70 1/2 (or retires, if later). Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution. (See "Distributions from an IRA.")

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds, including any transfer or rollover that is permitted under EGTRRA but was not permitted prior to 2002, is currently unclear.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

In some cases, if you own more than one Qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement IN appropriate circumstances, has been satisfied. You may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AGL AND THE SEPARATE ACCOUNT

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to AGL.

                            DISTRIBUTION ARRANGEMENTS

Individuals who sell the Contracts will be licensed by state insurance authorities as life insurance agents of AGL. The individuals will also be registered representatives of broker-dealer firms. We and WM Funds Distributor, Inc. permit affiliated broker-dealer firms, including our affiliated broker-dealer American General Securities Incorporated ("AGSI"), to offer the Contracts for sale. Some individuals may be representatives of firms that are exempt from broker-dealer regulation. AGSI, WM Funds Distributor, Inc. and any non-exempt broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc.("NASD").

American General Distributors, Inc. ("AGDI") is the principal underwriter of the Contracts. AGDI is an affiliate of AGL. AGDI's principal business address is 2929 Allen Parkway, Houston, Texas 77019-2191. Before November 1, 2000 AGSI served in this role. AGDI is also registered with the Securities and Exchange Commission and is a member of the NASD.

AGL offers the Contracts on a continuous basis. AGL and WM Funds Distributor, Inc. have entered into certain revenue and cost-sharing arrangements in connection with marketing the Contracts. WM Funds Distributor, Inc. also provides certain administrative services to AGL in connection with processing Contract applications.

AGL compensates WM Funds Distributor, Inc. and the broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for a total payment of 7% of purchase payments that Owners make, which includes commissions of up to 6.25%. AGL may also pay continuing "trail" commissions of up to 0.50% of Owner Account Value.

AGL also has agreed to pay WM Funds Distributor, Inc. for its promotional activities, such as solicitation of selling group agreements between broker-dealers and AGL, agent appointments with AGL, printing and development of sales literature to be used by AGL appointed agents and related marketing support, and related special promotional campaigns. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Charges under the Contracts."

                               SERVICE AGREEMENTS

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date AGLC was a Delaware corporation. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.

We have entered into an arrangement with WM Advisors, Inc. to provide certain services and discharge certain obligations. Under the arrangement, WM Advisors, Inc. reimburses us on a monthly basis for certain administrative and Contract and Contract Owner support expenses. The reimbursement is up to an annual rate of 0.25% of the average daily net asset value of shares of the Portfolios and Funds purchased by AGL at Contract Owners' instructions.

                                  LEGAL MATTERS

We are not involved in any legal matter about the Separate Account that would be considered material to the interests of Owners.

                            OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement on request without charge. Its contents are as follows:

                 CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information..........................................................................................2
Regulation and Reserves......................................................................................2
Accounting and Auditing Experts..............................................................................3
Services.....................................................................................................3
Principal Underwriter........................................................................................4
Annuity Payments.............................................................................................4
     Gender of Annuitant.....................................................................................4
     Misstatement of Age or Gender and Other Errors..........................................................4
Change of Investment Adviser or Investment Policy............................................................4
Performance Data for the Divisions...........................................................................5
     Average Annual Total Return Calculations................................................................5
     Total Return Calculations (without Surrender Charge or Annual Contract Fee).............................6
     Cumulative Total Return Calculations (without Surrender Charge or Annual Contract Fee)..................6
     Hypothetical Performance................................................................................7
     Yield Calculations......................................................................................9
     Money Market Fund Division Yield and Effective Yield Calculations.......................................10
     Performance Comparisons.................................................................................10
Effect of Tax-Deferred Accumulation..........................................................................11
Financial Statements.........................................................................................12
Index to Financial Statements................................................................................13

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D

                           WM STRATEGIC ASSET MANAGER

    FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS

                                   OFFERED BY

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                        ANNUITY ADMINISTRATION DEPARTMENT

                    P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
        1-800-277-0914; 1-281-878-7409; HEARING IMPAIRED: 1-888-436-5257

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2002

This Statement of Additional Information ("Statement") is not a prospectus. You should read it with the Prospectus for American General Life Insurance Company Separate Account D (the "Separate Account"), dated May 1, 2002, concerning flexible payment variable and fixed individual deferred annuity WM Strategic Asset Manager Contracts. The Separate Account invests in the 16 Series of the WM Variable Trust. You can obtain a copy of the Prospectus for the Contracts, and any Prospectus supplements, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through the Separate Account. Terms used in this Statement have the same meanings as are defined in the Prospectus under the heading "Definitions."

                                TABLE OF CONTENTS

General Information............................................................................................2

Regulation and Reserves .......................................................................................2

Accounting and Auditing Experts................................................................................3

Services.......................................................................................................3

Principal Underwriter..........................................................................................4

Annuity Payments...............................................................................................4
        Gender of Annuitant....................................................................................4
        Misstatement of Age or Gender and Other Errors.........................................................4

Change of Investment Adviser or Investment Policy..............................................................4

Performance Data for the Divisions.............................................................................5
        Average Annual Total Return Calculations...............................................................5
        Total Return Calculations (without Surrender Charge or Annual Contract Fee)............................6
        Cumulative Total Return Calculations (without Surrender Charge or Annual Contract Fee).................6
        Hypothetical Performance...............................................................................7
        Yield Calculations.....................................................................................9
        Money Market Fund Division Yield and Effective Yield Calculations.....................................10
        Performance Comparisons...............................................................................10

Effect of Tax-Deferred Accumulation...........................................................................11

Financial Statements..........................................................................................12

Index to Financial Statements.................................................................................13

                               GENERAL INFORMATION

AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL redomesticated as a Texas insurer effective December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation, which is wholly-owned by the American International Group, Inc. a Delaware Corporation.

                             REGULATION AND RESERVES

AGL is subject to regulation and supervision by the insurance departments of the states where it is licensed to do business. This regulation covers a variety of areas, including:

         o        benefit reserve requirements,

         o        adequacy of insurance company capital and surplus,

         o        various operational standards, and

         o        accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

         o        employee benefit regulation,

         o tax law changes affecting the taxation of insurance companies or of insurance products,

         o changes in the relative desirability of various personal investment vehicles, and

         o removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                         ACCOUNTING AND AUDITING EXPERTS

The financial statements of the WM Strategic Asset Manager Divisions of Separate Account D as of December 31, 2001 and 2000 and for the years ended December 31, 2001 and 2000 and the consolidated balance sheets of AGL as of December 31, 2001 and 2000 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity, and statements of cash flows for the years ended December 31, 2001, 2000 and 1999 included in this prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this prospectus in reliance upon such reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing. The address of Ernst & Young LLP is One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007.

                                    SERVICES

AGL and American General Life Companies ("AGLC") are parties to a services agreement. Most of the affiliated companies within the American General Corporation holding company system, including certain life insurance companies, are also parties to the agreement. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date AGLC was a Delaware corporation. Its home office is located at 2727-A Allen Parkway, Houston, Texas 77019. AGLC provides shared services to AGL and certain other life insurance companies at cost. These services include data processing, systems, customer services, product development, actuarial, auditing, accounting, and legal. AGL paid AGLC $00,000,000 in 2001, $73,483,037 in 2000 and $63,794,324 in 1999.

                              PRINCIPAL UNDERWRITER

American General Distributors, Inc. ("AGDI") is the principal underwriter of the Contracts. Before November 1, 2000 American General Securities Incorporated ("AGSI") served in this role. AGSI is our subsidiary broker-dealer.

AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019-2191. AGDI was organized as a Delaware corporation on June 24, 1994 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and VL-R, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter is not paid any fees on the Contracts.

As principal underwriter, AGSI did not receive any compensation for any of the past three years. AGL offers the securities under the Contracts on a continuous basis.

                                ANNUITY PAYMENTS

GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits Contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.

MISSTATEMENT OF AGE OR GENDER AND OTHER ERRORS

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.

                CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise permitted by law or regulation, no Series may change the investment adviser to any Series or any investment policy without the consent of the shareholders. If required, we will file approval of or change of any investment objective with the insurance department of each state where a Contract has been delivered. We will notify you (or, after annuity payments start, the payee) of any material investment policy change that we have approved. We will also notify you of any investment policy change before its implementation by the Separate Account, if the change requires your comment or vote.

                       PERFORMANCE DATA FOR THE DIVISIONS

We may quote investment results for the available Divisions of Separate Account D from time to time. These results will not be an estimate or guarantee of future investment performance. Nor will they represent the actual experience of amounts invested by a particular Owner. We will carry performance figures to the nearest one-hundredth of one percent. We may include in the figures the effect of voluntary fee waivers and expense reimbursements to the Funds from their investment adviser and administrator.

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

Each Division may advertise its average annual total return. We calculate each Division's average annual total return quotation under the following standard method that the Securities and Exchange ("SEC") prescribes:

         o We take a hypothetical $1,000 investment in the Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit Value per unit ("initial investment").

         o We calculate the ending redeemable value ("redeemable value") of that investment at the end of the 1, 5, and 10 year period. If Average Annual Total Return for a Division is not available for a stated period we may show Average Annual Total Return since inception. The redeemable value reflects the effect of
                  (1) any applicable Surrender Charge at the end of the period and (2) all other recurring charges and fees applicable under the Contract to all Owner accounts. Other charges and fees include the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Annual Contract Fee. We do not reflect any premium taxes in the calculation.

         o        We divide the redeemable value by the initial investment.

         o We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

Average annual total return quotations for the Divisions for the period ended December 31, 2001 are shown in the table below. The Division is less than 5 years old, so the 5 Year information is not applicable.

                                                                                                     SINCE
                                                                                                   DIVISION
INVESTMENT DIVISION                                 1 YEAR                 5 YEARS                 INCEPTION
-------------------                                 ------                 -------                 ---------
Strategic Growth Portfolio                          -12.75%                  N/A                     11.58%
Conservative Growth Portfolio                       -10.10%                  N/A                      9.36%
Balanced Portfolio                                   -6.46%                  N/A                      8.27%
Conservative Balanced Portfolio;                     -4.22%                  N/A                      0.98%
Flexible Income Portfolio                            -1.82%                  N/A                      5.44%
Equity Income Fund(4)                                 1.23%                  N/A                      5.58%
Growth & Income Fund                                -10.04%                  N/A                      3.43%
West Coast Equity Fund                                0.20%                  N/A                     13.85%
Growth Fund                                         -35.23%                  N/A                      7.75%
Mid Cap Stock Fund                                    5.24%                  N/A                     13.75%
Small Cap Stock Fund                                -19.14%                  N/A                      7.59%
International Growth Fund                           -24.12%                  N/A                     -5.39%
Short Term Income Fund                                1.45%                  N/A                      3.57%
U.S. Government Securities Fund                       1.10%                  N/A                      3.36%
Income Fund                                           1.38%                  N/A                      2.77%
Money Market Fund                                    -2.85%                  N/A                      2.58%

The dates when the Divisions commenced operations are as follows: Strategic Growth Portfolio, Conservative Growth Portfolio and Balanced Portfolio Divisions, June 2, 1997; Money Market Fund Division, July 16, 1997; Flexible Income Portfolio Division, September 8, 1997; Conservative Balanced Portfolio Division, April 22, 1998; Growth & Income Fund, West Coast Equity Fund and Growth Fund Divisions, April 29, 1998; Equity Income Fund Division, April 30, 1998; Short Term Income Fund Division, May 22, 1998; Small Cap Stock Fund and International Growth Fund Divisions, June 3, 1998; U.S. Government Securities Fund Division, June 10, 1998; Income Fund Division, June 24, 1998; Mid Cap Stock Fund Division, May 5, 2000.

Effective August 1, 2000, the Conservative Balanced Portfolio Division changed its name from the Income Portfolio Division. The Income Portfolio Division originally commenced operations on October 22, 1997. The Division suspended operations during the period of November 4, 1997 through April 21, 1998. We use April 22, 1998 as the commencement of operations date for the Division. Effective August 1, 2000, the Equity Income Fund changed its name from the Bond & Stock Fund. Effective March 1, 2001, the Growth Fund of the Northwest changed its name to the West Coast Equity Fund.

TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE OR ANNUAL CONTRACT FEE)

Each Division may also advertise non-standardized total return. We calculate non-standardized total return in the same manner and for the same time periods as standardized average annual total return, which we describe immediately above. However, in making the redeemable value calculation, we do not deduct any applicable Surrender Charge that we may impose at the end of the period. This is because we assume that the Contract will continue through the end of each period. We also do not deduct the Annual Contract Fee. Deducting these charges would reduce the resulting performance results.

Total Return quotations (without Surrender Charge or Annual Contract Fee) for the Divisions for the period ended December 31, 2001 are shown below.

                                                                                                  SINCE
                                                                                                DIVISION
INVESTMENT DIVISION                                                1 YEAR                       INCEPTION
-------------------                                                ------                       ---------
Strategic Growth Portfolio                                         -7.56%                         12.17%
Conservative Growth Portfolio                                      -4.91%                          9.99%
Balanced Portfolio                                                 -1.27%                          8.92%
Conservative Balanced Portfolio                                     0.97%                          2.23%
Flexible Income Portfolio                                           3.37%                          6.20%
Equity Income Fund                                                  6.41%                          6.70%
Growth & Income Fund                                               -4.86%                          4.61%
West Coast Equity Fund                                              5.39%                         14.77%
Growth Fund                                                       -30.04%                          8.82%
Mid Cap Stock Fund                                                 10.43%                         16.65%
Small Cap Stock Fund                                              -13.95%                          8.69%
International Growth Fund                                         -18.93%                         -3.87%
Short Term Income Fund                                              6.64%                          4.77%
U.S. Government Securities Fund                                     6.29%                          4.58%
Income Fund                                                         6.57%                          4.03%
Money Market Fund                                                   2.34%                          3.39%

CUMULATIVE TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE OR ANNUAL CONTRACT FEE)

Each Division may also advertise non-standardized cumulative total return performance. Cumulative total return performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit value per unit ("initial investment"). Cumulative total return figures will be calculated for 1, 5, and 10 year periods. If

Cumulative total return for a Division is not available for a stated period we may show cumulative total returns since Division inception. Cumulative total return figures (and the related "Growth of a $1,000 Investment" figures set forth below) do not include the effect of any premium taxes, any applicable Surrender Charge, or the Annual Contract Fee. Cumulative total return quotations reflect changes in Accumulation Unit value. We calculate these quotations by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing those rates as a percentage:

                         C = (ERV/P) - 1
Where:

 C =            cumulative total return

 P =            a hypothetical initial investment of $1,000

 ERV = ending redeemable value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.

HYPOTHETICAL PERFORMANCE

Each Division may advertise hypothetical performance, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Series in which the Division invests pre-dates the effective date of the Division.

The tables below provide hypothetical performance information for the available Divisions of the Separate Account based on the actual historical performance of the corresponding Series in which each of these Divisions invests. This information reflects all actual charges and deductions of these Series and the Separate Account that hypothetically would have been made if the Separate Account invested assets under the Contracts in these Series for the periods indicated.

              HYPOTHETICAL HISTORICAL AVERAGE ANNUAL TOTAL RETURNS
                           (THROUGH DECEMBER 31, 2001)

                                                                                                      SINCE
                                                                                                      SERIES
INVESTMENT DIVISION                                ONE YEAR                FIVE YEARS                INCEPTION
-------------------                                --------                ----------                ---------
Strategic Growth Portfolio                          -12.75%                    N/A                    11.58%
Conservative Growth Portfolio                       -10.10%                    N/A                     9.36%
Balanced Portfolio                                   -6.46%                    N/A                     8.27%
Conservative Balanced Portfolio                      -4.22%                    N/A                     0.98%
Flexible Income Portfolio                            -1.82%                    N/A                     5.44%
Equity Income Fund                                    1.23%                    N/A                     5.58%
Growth & Income Fund                                -10.04%                 10.33%                    12.36%
West Coast Equity Fund                                0.20%                    N/A                    13.85%
Growth Fund                                         -35.23%                 12.10%                    14.11%
Mid Cap Stock Fund                                    5.24%                    N/A                    13.36%
Small Cap Stock Fund                                -19.14%                  8.19%                    10.39%
International Growth Fund                           -24.12%                 -1.48%                     2.27%
Short Term Income Fund                                1.45%                  4.07%                     3.67%
U.S. Government Securities Fund                       1.10%                  4.84%                     4.47%
Income Fund                                           1.38%                  4.92%                     4.82%
Money Market Fund                                    -2.85%                  2.81%                     3.08%

                      HYPOTHETICAL HISTORICAL TOTAL RETURNS
                           (THROUGH DECEMBER 31, 2001)


                                                                                                    SINCE
                                                                                                    SERIES
INVESTMENT DIVISION                                 ONE YEAR              FIVE YEARS               INCEPTION
-------------------                                 --------              ----------               ---------
Strategic Growth Portfolio                           -7.56%                    N/A                    12.17%
Conservative Growth Portfolio                        -4.91%                    N/A                     9.99%
Balanced Portfolio                                   -1.27%                    N/A                     8.92%
Conservative Balanced Portfolio                       0.97%                    N/A                     2.23%
Flexible Income Portfolio                             3.37%                    N/A                     6.20%
Equity Income Fund                                    6.41%                    N/A                     6.70%
Growth & Income Fund                                 -4.86%                 10.75%                    12.40%
West Coast Equity Fund                                5.39%                    N/A                    14.77%
Growth Fund                                         -30.04%                 12.49%                    14.14%
Mid Cap Stock Fund                                   10.43%                    N/A                    16.24%
Small Cap Stock Fund                                -13.95%                  8.64%                    10.43%
International Growth Fund                           -18.93%                 -0.82%                     2.34%
Short Term Income Fund                                6.64%                  4.60%                     3.74%
U.S. Government Securities Fund                       6.29%                  5.35%                     4.53%
Income Fund                                           6.57%                  5.44%                     4.88%
Money Market Fund                                     2.34%                  3.36%                     3.15%

                HYPOTHETICAL HISTORICAL CUMULATIVE TOTAL RETURNS
                           (THROUGH DECEMBER 31, 2001)

                                                                                                     SINCE
                                                                                                     SERIES
INVESTMENT DIVISION                                ONE YEAR              FIVE YEARS               INCEPTION(5)
-------------------                                --------              ----------               ------------
Strategic Growth Portfolio                           -7.56%                    N/A                    69.14%
Conservative Growth Portfolio                        -4.91%                    N/A                    54.62%
Balanced Portfolio                                   -1.27%                    N/A                    47.89%
Conservative Balanced Portfolio                       0.97%                    N/A                     8.48%
Flexible Income Portfolio                             3.37%                    N/A                    29.62%
Equity Income Fund                                    6.41%                    N/A                    26.85%
Growth & Income Fund                                 -4.86%                 66.63%                   153.75%
West Coast Equity Fund                                5.39%                    N/A                    65.74%
Growth Fund                                         -30.04%                 80.14%                   213.93%
Mid Cap Stock Fund                                   10.43%                    N/A                    28.45%
Small Cap Stock Fund                                -13.95%                 51.36%                   120.46%
International Growth Fund                           -18.93%                 -4.03%                    22.17%
Short Term Income Fund                                6.64%                 25.21%                    33.98%
U.S. Government Securities Fund                       6.29%                 29.79%                    46.70%
Income Fund                                           6.57%                 30.30%                    50.95%
Money Market Fund                                     2.34%                 17.98%                    30.77%

      HYPOTHETICAL HISTORICAL GROWTH OF A $1,000 INVESTMENT IN THE DIVISION
                           (THROUGH DECEMBER 31, 2001)


                                                                    SINCE
                                                                    SERIES
INVESTMENT DIVISION                        ONE YEAR   FIVE YEARS   INCEPTION
-------------------                        --------   ----------   ---------
Strategic Growth Portfolio                 $   924         N/A      $ 1,691
Conservative Growth Portfolio              $   951         N/A      $ 1,546
Balanced Portfolio                         $   987         N/A      $ 1,479
Conservative Balanced Portfolio            $ 1,010         N/A      $ 1,085
Flexible Income Portfolio                  $ 1,034         N/A      $ 1,296
Equity Income Fund                         $ 1,064         N/A      $ 1,269
Growth & Income Fund                       $   951     $ 1,666      $ 2,538
West Coast Equity Fund                     $ 1,054         N/A      $ 1,657
Growth Fund                                $   700     $ 1,801      $ 3,139
Mid Cap Stock Fund                         $ 1,104         N/A      $ 1,284
Small Cap Stock Fund                       $   861     $ 1,514      $ 2,205
International Growth Fund                  $   811     $   960      $ 1,222
Short Term Income Fund                     $ 1,066     $ 1,252      $ 1,340
U.S. Government Securities Fund            $ 1,063     $ 1,298      $ 1,467
Income Fund                                $ 1,066     $ 1,303      $ 1,509
Money Market Fund                          $ 1,023     $ 1,180      $ 1,308


----------

If an "N/A" is shown in the 5 Year column above, then the Series is less than 5 years old.

The inception dates for each Series corresponding to the Divisions are: U.S. Government Securities Fund, May 6, 1993; Money Market, Income, Growth, and International Growth Funds, May 7, 1993; Short Term Income, Growth & Income, and Small Cap Stock Funds, January 12, 1994; Strategic Growth, Conservative Growth, and Balanced Portfolios, June 2, 1997; Flexible Income Portfolio, September 8, 1997; Conservative Balanced Portfolio, April 22, 1998; West Coast Equity Fund, April 29, 1998; Equity Income Fund, April 30, 1998; Mid Cap Stock Fund, May 1, 2000.

YIELD CALCULATIONS

We calculate the yields for the Short Term Income Fund, U.S. Government Securities Fund, and Income Fund Divisions by a standard method that the SEC prescribes. The hypothetical yields for the Short Term Income Fund, U.S. Government Securities Fund, and Income Fund Divisions, based upon the one month period ended December 31, 2001, were 0.00%, 0.00% and 0.00%, respectively. We calculate the yield quotation by dividing

         o the net investment income per Accumulation Unit earned during the specified one month or 30-day period by the Accumulation Unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:


                         YIELD = 2[((a-b)/cd + 1)(6)B 1]

a = net dividends and interest earned during the period by the Series attributable to the Division

b =     expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d =     the Accumulation Unit value per unit on the last day of the period

The yield of each Division reflects the deduction of all recurring fees and charges that apply to each Division. These fees and charges include the Mortality and Expense Risk Charge and the Administrative Expense Charge. They do not reflect the deduction of Surrender Charges or premium taxes.

MONEY MARKET FUND DIVISION YIELD AND EFFECTIVE YIELD CALCULATIONS

We calculate the Money Market Fund Division's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

         o We take the net change in the Accumulation Unit value during the period.

         o We divide that net change by the Accumulation Unit value at the beginning of the period to obtain the base period return.

         o We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

         o We carry the current yield figure to the nearest one-hundredth of one percent.

We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Division's Portfolio in the calculation. The Money Market Fund Division's hypothetical historical yield for the seven day period ended December 31, 2001, was 0.12%.

We determine the Money Market Fund Division's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)(365/7)-1. The Money Market Fund Division's hypothetical historical effective yield for the seven day period ended December 31, 2001, was 0.12%.

Yield and effective yield do not reflect the deduction of Surrender Charges or premium taxes that we may impose when you redeem Accumulation Units.

PERFORMANCE COMPARISONS

In our advertising and sales literature, we may compare the performance of each or all of the available Divisions of the Separate Account to the performance of
(1) other variable annuities in general or (2) particular types of variable annuities that invest in mutual funds, or series of mutual funds, with investment objectives similar to each of the Divisions of the Separate Account.

Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS(7)") are independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS(7) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(7) rank such issuers on the basis of total return. Total return assumes the reinvestment of dividends and distributions, but does not take into consideration sales charges, redemption fees or certain expense deductions at the separate account level. In addition, VARDS(7) prepares risk-adjusted rankings, which consider the effects of market risk on total return performance.

In addition, we may compare each Division's performance in advertisements and sales literature to the following benchmarks:

         o the Standard & Poor's 500 Composite Stock Price Index, an unmanaged weighted index of 500 leading domestic companies that represents approximately 80% of the market capitalization of the United States equity market;

         o the Dow Jones Industrial Average, an unmanaged unweighted average of 30 blue chip industrial corporations listed on the New York Stock Exchange and generally considered representative of the United States stock market;

         o the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major spending groups and generally is considered to be a measure of inflation;

         o the Lehman Brothers Aggregate bond Index, which is a broad-based index intended to represent the fixed-income market as a whole;

         o the Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index, which includes all investment-grade corporate debt securities with maturities of 1 to 5 years;

         o the Lehman Brothers U.S. Government Index, which represents all U.S. government agency and Treasury securities;

         o the Lehman Brothers Corporate Debt BBB-Rated Index, which represents all investment grade, corporate debt securities;

         o the Lehman Brothers Government/Corporate Bond Index, which represents all government and corporate bonds;

         o the Lehman Brothers U.S. Mortgage Index, which includes all agency mortgage-backed securities;

         o the Russell 2000 Index, which represents the smallest 2000 companies followed by Russell and is used to measure the small-cap market;

         o the Russell 3000 Index, which is a broad-based index intended to represent the equity market as a whole; and

         o the Morgan Stanley Capital International Europe Australasia Far East Index, an unmanaged index that is considered to be generally representative of major non-United States stock markets.

                      EFFECT OF TAX-DEFERRED ACCUMULATION

The Contracts qualify for tax-deferred treatment on earnings. This tax-deferred treatment increases the amount available for accumulation by deferring taxes on any earnings until the earnings are withdrawn. The longer the taxes are deferred, the more the potential you have for the assets under your Contract to grow over the term of the Contracts.

The hypothetical tables set out below illustrate this potential. The tables compare accumulations based on a single initial purchase payment of $100,000 compounded annually under:

         o a Contract, whose earnings are not taxed until withdrawn in connection with a full surrender, partial withdrawal, or annuitization, or termination due to insufficient Account Value ("withdrawal of earnings"), and

         o an investment whose earnings are taxed on a current basis ("Taxable Investment"), based on an assumed tax rate of 28%, and the assumed earning rates specified.

                                                      5 YEARS         10 YEARS       20 YEARS
                                                      --------        --------       --------
                                                      (7.50% earnings rate)
Contract                                              $143,563        $206,103       $424,785

                                                      5 YEARS         10 YEARS       20 YEARS
                                                      --------        --------       --------
Contract (after Taxes)                                $131,365        $176,394       $333,845

Taxable Investment                                    $130,078        $169,202       $286,294

                                                      (10.00% earnings rate)

Contract                                              $161,051        $259,374       $672,750

Contract (after Taxes)                                $143,957        $214,749       $512,380

Taxable Investment                                    $141,571        $200,423       $401,694


The hypothetical tables do not reflect any fees or charges under a Contract or Taxable Investment. However, the Contracts impose:

         o        a Mortality and Expense Risk Charge of 1.25%,

         o a Surrender Charge (applicable to withdrawal of earnings for the first seven Contract years) up to a maximum of 7%,

         o        an Administrative Expense Charge of 0.15%, and

         o        an Annual Contract Fee of $35.

A Taxable Investment could incur comparable fees or charges. Fees and charges would reduce the return from a Contract or Taxable Investment.

Under the Contracts, a withdrawal of earnings is subject to tax, and may be subject to an additional 10% tax penalty before age 592.

These tables are only illustrations of the effect of tax-deferred accumulations and are not a guarantee of future performance.

                              FINANCIAL STATEMENTS

Separate Account D has a total of 88 Divisions as of the date of this Statement. Sixteen Divisions (the "WM Strategic Asset Manager Divisions") are available under the Contracts that are the subject of this Statement. The remaining 72 Divisions had operations as of December 31, 2001, but were available under other variable annuities we offer.

You should consider the financial statements of AGL that we include in this Statement primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

                          INDEX TO FINANCIAL STATEMENTS

                                                                                                      PAGE NO.
                                                                                                      --------
1.      WM Strategic Asset Manager Divisions of Separate Account D Financial Statements

                 Report of Ernst & Young LLP, Independent Auditors......................................D-1

                 Statement of Net Assets for the year ended December 31, 2001...........................D-3

                 Statement of Operations for the year ended December 31, 2001...........................D-3

                 Statements of Changes in Net Assets for the years ended
                   December 31, 2001 and 2000...........................................................D-3

                 Notes to Financial Statements.........................................................D-10


2.      AGL Consolidated Financial Statements

                 Report of Ernst & Young LLP, Independent Auditors......................................F-1

                 Consolidated Balance Sheets as of December 31, 2001 and 2000...........................F-2

                 Consolidated Statements of Income for the years ended
                   December 31, 2001, 2000 and 1999.....................................................F-4

                 Consolidated Statements of Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999...............................................F-5

                 Consolidated Statements of Comprehensive Income for the years ended December 31, 2001, 2000 and 1999...............................................F-6

                 Consolidated Statements of Cash Flows for the years
                   ended December 31, 2001, 2000 and 1999...............................................F-7

                 Notes to Consolidated Financial Statements.............................................F-8

                         REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D- WM STRATEGIC ASSET MANAGER


We have audited the accompanying statements of net assets of American General Life Insurance Company Separate Account D-WM Strategic Asset Manager (comprised of the following WM Variable Trust divisions: Strategic Growth Portfolio, Conservative Growth Portfolio, Balanced Portfolio, Conservative Balanced Portfolio, Flexible Income Portfolio, Equity Income Fund, Growth & Income Fund, Growth Fund of the Northwest, Growth Fund, Mid Cap Stock Fund, Small Cap Stock Fund, International Growth Fund, Short Term Income Fund, U.S. Government Securities Fund, Income Fund, and Money Market Fund) (collectively, the "Separate Account") as of December 31, 2001, and the related statement of operations for the year then ended, and the statements of changes in net assets for the periods ended December 31, 2001 and 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting Separate Account D-WM Strategic Asset Manager at December 31, 2001, the results of their operations for the year then ended, and changes in their net assets for the periods then ended, in conformity with accounting principles generally accepted in the United States.


                                    ERNST & YOUNG LLP

March 7, 2002

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

AMERICAN GENERAL LIFE INSURANCE COMPANY
WM STRATEGIC ASSET MANAGER DIVISIONS
SEPARATE ACCOUNT D

SUMMARY OF FINANCIAL STATEMENTS

                                                                     ALL DIVISIONS
                                                                     -------------
STATEMENT OF NET ASSETS
DECEMBER 31, 2001
ASSETS:
    Investment securities - at market (cost $1,078,140,622)          $ 957,548,043
    Due from American General Life Insurance Company                        59,476
                                                                     -------------

       NET ASSETS                                                    $ 957,607,519
                                                                     =============

NET ASSETS ATTRIBUTABLE TO:
    Contract owners - reserves for redeemable annuity contracts      $ 957,607,519
                                                                     =============

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
    Dividends from mutual funds                                      $  21,400,794

EXPENSES:
    Mortality and expense risk and administrative charges              (12,611,221)
                                                                     -------------
       NET INVESTMENT INCOME                                             8,789,573
                                                                     -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
    Net realized loss on investments                                    (7,586,759)
    Capital gain distributions from mutual funds                        32,994,879
    Net unrealized depreciation of investments                         (88,297,582)
                                                                     -------------
       NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                 (62,889,462)
                                                                     -------------

       DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ (54,099,889)
                                                                     =============

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           For the Years Ended December 31,
                                                                          ----------------------------------
                                                                               2001                 2000
                                                                          -------------        -------------
OPERATIONS:
    Net investment income                                                 $   8,789,573        $   1,943,640
    Net realized gain (loss) on investments                                  (7,586,759)           3,528,504
    Capital gain distributions from mutual funds                             32,994,879           30,563,474
    Net unrealized depreciation of investments                              (88,297,582)         (85,398,043)
                                                                          -------------        -------------
       Decrease in net assets resulting from operations                     (54,099,889)         (49,362,425)
                                                                          -------------        -------------

PRINCIPAL TRANSACTIONS:
    Contract purchase payments                                               43,176,602          604,754,185
    Net Transfers                                                           218,694,871             (161,124)
    Terminations and withdrawals                                           (111,392,696)         (50,702,296)
                                                                          -------------        -------------
       Increase in net assets resulting from principal transactions         150,478,777          553,890,765
                                                                          -------------        -------------
    TOTAL INCREASE IN NET ASSETS                                             96,378,888          504,528,340

NET ASSETS:
    Beginning of year                                                       861,228,631          356,700,291
                                                                          -------------        -------------
    End of year                                                           $ 957,607,519        $ 861,228,631
                                                                          =============        =============

AMERICAN GENERAL LIFE INSURANCE COMPANY
WM STRATEGIC ASSET MANAGER DIVISIONS
SEPARATE ACCOUNT D

                                                                                                DIVISIONS
                                                                     --------------------------------------------------------------
                                                                       Strategic                                       Conservative
                                                                        Growth        Conservative       Balanced        Balanced
                                                                       Portfolio    Growth Portfolio     Portfolio      Portfolio
                                                                     -------------  ----------------   ------------    ------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001

ASSETS:
   Investment securities - at market                                 $  93,451,308    $ 261,742,991    $302,931,555    $12,876,370
   Due from American General Life Insurance Company                          3,510            9,923          11,557            504
                                                                     -------------    -------------    ------------    -----------

       NET ASSETS                                                    $  93,454,818    $ 261,752,914    $302,943,112    $12,876,874
                                                                     =============    =============    ============    ===========

NET ASSETS ATTRIBUTABLE TO:
   Contract owners - reserves for redeemable annuity contracts       $  93,454,818    $ 261,752,914    $302,943,112    $12,876,874
                                                                     =============    =============    ============    ===========


STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
   Dividends from mutual funds                                       $   3,155,706    $   9,952,714    $  4,866,969    $    94,662

EXPENSES:
   Mortality and expense risk and administrative charges                (1,179,631)      (3,554,665)     (3,994,641)      (126,746)
                                                                     -------------    -------------    ------------    -----------
       NET INVESTMENT INCOME (LOSS)                                      1,976,075        6,398,049         872,328        (32,084)
                                                                     -------------    -------------    ------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                               1,723,114        2,637,047       2,086,496        (64,301)
   Capital gain distributions from mutual funds                          2,689,017        7,062,157       7,268,504             --
   Net unrealized appreciation (depreciation) of investments           (14,604,630)     (29,872,168)    (14,284,674)       285,815
                                                                     -------------    -------------    ------------    -----------
       NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (10,192,499)     (20,172,964)     (4,929,674)       221,514
                                                                     -------------    -------------    ------------    -----------

       INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $  (8,216,424)   $ (13,774,915)   $ (4,057,346)   $   189,430
                                                                     =============    =============    ============    ===========

                                                                                               DIVISIONS
                                                                   -----------------------------------------------------------------
                                                                   Flexible Income   Equity Income  Growth & Income   Growth Fund of
                                                                      Portfolio           Fund            Fund         the Northwest
                                                                   ---------------   -------------  ---------------   --------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001

ASSETS:
   Investment securities - at market                                $ 53,031,680      $ 20,588,551    $ 56,285,722     $ 27,605,573
   Due from American General Life Insurance Company                        2,052               875           2,106            1,003
                                                                    ------------      ------------    ------------     ------------

       NET ASSETS                                                   $ 53,033,732      $ 20,589,426    $ 56,287,828     $ 27,606,576
                                                                    ============      ============    ============     ============

NET ASSETS ATTRIBUTABLE TO:
   Contract owners - reserves for redeemable annuity contracts      $ 53,033,732      $ 20,589,426    $ 56,287,828     $ 27,606,576
                                                                    ============      ============    ============     ============


STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
   Dividends from mutual funds                                      $    492,120      $    156,782    $    192,457     $    134,453

EXPENSES:
   Mortality and expense risk and administrative charges                (626,681)         (250,291)       (812,060)        (364,287)
                                                                    ------------      ------------    ------------     ------------
       NET INVESTMENT INCOME (LOSS)                                     (134,561)          (93,509)       (619,603)        (229,834)
                                                                    ------------      ------------    ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                               117,168           295,439         (48,722)         651,324
   Capital gain distributions from mutual funds                          344,140           110,429       1,208,379          537,811
   Net unrealized appreciation (depreciation) of investments           1,123,034           758,516      (3,535,860)         174,522
                                                                    ------------      ------------    ------------     ------------
       NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          1,584,342         1,164,384      (2,376,203)       1,363,657
                                                                    ------------      ------------    ------------     ------------

       INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $  1,449,781      $  1,070,875    $ (2,995,806)    $  1,133,823
                                                                    ============      ============    ============     ============


                                                                                               DIVISIONS
                                                                     -------------------------------------------------------------
                                                                                     Mid Cap Stock   Small Cap Stock  International
                                                                     Growth Fund         Fund             Fund        Growth Fund
                                                                     ------------    -------------   ---------------  -------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001

ASSETS:
   Investment securities - at market                                 $ 56,718,470    $  5,286,240     $  8,355,380    $  3,382,520
   Due from American General Life Insurance Company                         2,106             204              324             142
                                                                     ------------    ------------     ------------    ------------

       NET ASSETS                                                    $ 56,720,576    $  5,286,444     $  8,355,704    $  3,382,662
                                                                     ============    ============     ============    ============

NET ASSETS ATTRIBUTABLE TO:
   Contract owners - reserves for redeemable annuity contracts       $ 56,720,576    $  5,286,444     $  8,355,704    $  3,382,662
                                                                     ============    ============     ============    ============


STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
   Dividends from mutual funds                                       $  1,474,409    $      2,343     $         --    $     32,724

EXPENSES:
   Mortality and expense risk and administrative charges                 (896,258)        (48,291)        (133,958)        (56,648)
                                                                     ------------    ------------     ------------    ------------
       NET INVESTMENT INCOME (LOSS)                                       578,151         (45,948)        (133,958)        (23,924)
                                                                     ------------    ------------     ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                            (12,339,467)         63,856       (2,501,302)       (359,618)
   Capital gain distributions from mutual funds                        11,493,235              --        1,923,399         357,808
   Net unrealized appreciation (depreciation) of investments          (28,265,781)        373,875         (902,219)       (939,834)
                                                                     ------------    ------------     ------------    ------------
       NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS         (29,112,013)        437,731       (1,480,122)       (941,644)
                                                                     ------------    ------------     ------------    ------------

       INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $(28,533,862)   $    391,783     $ (1,614,080)   $   (965,568)
                                                                     ============    ============     ============    ============

AMERICAN GENERAL LIFE INSURANCE COMPANY
WM STRATEGIC ASSET MANAGER DIVISIONS
SEPARATE ACCOUNT D

                                                                                                DIVISIONS
                                                                     -------------------------------------------------------------
                                                                                           U.S.
                                                                                       Government
                                                                      Short Term        Securities                    Money Market
                                                                     Income Fund          Fund         Income Fund        Fund
                                                                     ------------     ------------    ------------    ------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2001

ASSETS:
       Investment securities - at market                             $  3,080,821     $ 21,976,677    $ 10,480,662    $ 19,753,523
       Due from American General Life Insurance Company                       128              868             454          23,720
                                                                     ------------     ------------    ------------    ------------

             NET ASSETS                                              $  3,080,949     $ 21,977,545    $ 10,481,116    $ 19,777,243
                                                                     ============     ============    ============    ============

NET ASSETS ATTRIBUTABLE TO:
       Contract owners - reserves for redeemable annuity contracts   $  3,080,949     $ 21,977,545    $ 10,481,116    $ 19,777,243
                                                                     ============     ============    ============    ============


STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
       Dividends from mutual funds                                   $     35,834     $    181,279    $    131,648    $    496,694

EXPENSES:
       Mortality and expense risk and administrative charges              (38,376)        (219,215)       (125,507)       (183,966)
                                                                     ------------     ------------    ------------    ------------
             NET INVESTMENT INCOME (LOSS)                                  (2,542)         (37,936)          6,141         312,728
                                                                     ------------     ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
       Net realized gain on investments                                    58,120           71,375          22,712              --
       Capital gain distributions from mutual funds                            --               --              --              --
       Net unrealized appreciation of investments                         114,060          771,206         506,556              --
                                                                     ------------     ------------    ------------    ------------
             NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS              172,180          842,581         529,268              --
                                                                     ------------     ------------    ------------    ------------

             INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $    169,638     $    804,645    $    535,409    $    312,728
                                                                     ============     ============    ============    ============

AMERICAN GENERAL LIFE INSURANCE COMPANY
WM STRATEGIC ASSET MANAGER DIVISIONS
SEPARATE ACCOUNT D

                                                                                                  DIVISIONS
                                                                      -------------------------------------------------------------
                                                                                                                        Conservative
                                                                      Strategic Growth    Conservative     Balanced       Balanced
                                                                          Portfolio     Growth Portfolio   Portfolio     Portfolio
                                                                      ----------------  ---------------- ------------   -----------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
   Net investment income (loss)                                         $   1,976,075    $   6,398,049   $    872,328   $   (32,084)
   Net realized gain (loss) on investments                                  1,723,114        2,637,047      2,086,496       (64,301)
   Capital gain distributions from mutual funds                             2,689,017        7,062,157      7,268,504            --
   Net unrealized  appreciation (depreciation) of investments             (14,604,630)     (29,872,168)   (14,284,674)      285,815
                                                                        -------------    -------------   ------------   -----------
         Increase (decrease) in net assets resulting from operations       (8,216,424)     (13,774,915)    (4,057,346)      189,430
                                                                        -------------    -------------   ------------   -----------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                               3,347,020       13,404,111     16,540,603       351,224
   Net Transfers                                                           12,236,450       63,699,363     77,188,508     5,474,510
   Terminations and withdrawals                                           (10,033,295)     (31,948,857)   (32,654,929)   (1,266,872)
                                                                        -------------    -------------   ------------   -----------
         Increase in net assets resulting from principal transactions       5,550,175       45,154,617     61,074,182     4,558,862
                                                                        -------------    -------------   ------------   -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (2,666,249)      31,379,702     57,016,836     4,748,292

NET ASSETS:
   Beginning of year                                                       96,121,067      230,373,212    245,926,276     8,128,582
                                                                        -------------    -------------   ------------   -----------
   End of year                                                          $  93,454,818    $ 261,752,914   $302,943,112   $12,876,874
                                                                        =============    =============   ============   ===========




STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
   Net investment income (loss)                                         $    (321,564)   $  (1,282,173)  $  3,072,386   $   258,416
   Net realized gain on investments                                           739,044          127,382        205,524       (62,428)
   Capital gain distributions from mutual funds                               566,940        1,426,230        891,308           692
   Net unrealized depreciation of investments                              (7,057,968)     (10,960,598)    (8,132,106)       47,021
                                                                        -------------    -------------   ------------   -----------
         Increase (decrease) in net assets resulting from operations       (6,073,548)     (10,689,159)    (3,962,888)      243,701
                                                                        -------------    -------------   ------------   -----------

PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                              73,484,430      180,151,981    173,938,161     2,887,403
   Net Transfers                                                              (31,957)              --             --            --
   Terminations and withdrawals                                            (5,800,215)     (11,076,894)   (14,991,064)     (744,685)
                                                                        -------------    -------------   ------------   -----------
         Increase in net assets resulting from principal transactions      67,652,258      169,075,087    158,947,097     2,142,718
                                                                        -------------    -------------   ------------   -----------
   TOTAL INCREASE IN NET ASSETS                                            61,578,710      158,385,928    154,984,209     2,386,419

NET ASSETS:
   Beginning of year                                                       34,542,357       71,987,284     90,942,067     5,742,163
                                                                        -------------    -------------   ------------   -----------
   End of year                                                          $  96,121,067    $ 230,373,212   $245,926,276   $ 8,128,582
                                                                        =============    =============   ============   ===========

AMERICAN GENERAL LIFE INSURANCE COMPANY
WM STRATEGIC ASSET MANAGER DIVISIONS
SEPARATE ACCOUNT D

                                                                                                    DIVISIONS
                                                                            --------------------------------------------------------
                                                                            Flexible Income    Equity      Growth &   Growth Fund of
                                                                               Portfolio    Income Fund  Income Fund  the Northwest
                                                                            --------------- -----------  -----------  --------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
  Net investment income (loss)                                               $   (134,561)  $   (93,509) $  (619,603) $   (229,834)
  Net realized gain (loss) on investments                                         117,168       295,439      (48,722)      651,324
  Capital gain distributions from mutual funds                                    344,140       110,429    1,208,379       537,811
  Net unrealized appreciation (depreciation) of investments                     1,123,034       758,516   (3,535,860)      174,522
                                                                             ------------   -----------  -----------  ------------
    Increase (decrease) in net assets resulting from operations                 1,449,781     1,070,875   (2,995,806)    1,133,823
                                                                             ------------   -----------  -----------  ------------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                    1,604,281     1,308,100    1,298,679       733,551
  Net Transfers                                                                19,694,210     4,328,253    6,177,846     4,652,697
  Terminations and withdrawals                                                 (5,984,975)   (2,044,050)  (6,121,628)   (2,695,679)
                                                                             ------------   -----------  -----------  ------------
    Increase (decrease) in net assets resulting from principal transactions    15,313,516     3,592,303    1,354,897     2,690,569
                                                                             ------------   -----------  -----------  ------------
  TOTAL INCREASE (DECREASE)  IN NET ASSETS                                     16,763,297     4,663,178   (1,640,909)    3,824,392

NET ASSETS:
  Beginning of year                                                            36,270,435    15,926,248   57,928,737    23,782,184
                                                                             ------------   -----------  -----------  ------------
  End of year                                                                $ 53,033,732   $20,589,426  $56,287,828  $ 27,606,576
                                                                             ============   ===========  ===========  ============



STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
  Net investment income (loss)                                               $  1,078,451   $    41,568  $  (550,318) $   (232,168)
  Net realized gain (loss) on investments                                         108,242       129,603      275,823       185,049
  Capital gain distributions from mutual funds                                    133,532            --    1,948,645       111,437
  Net unrealized appreciation (depreciation) of investments                       (30,372)    2,003,213   (1,010,606)     (299,617)
                                                                             ------------   -----------  -----------  ------------
    Increase (decrease) in net assets resulting from operations                 1,289,853     2,174,384      663,544      (235,299)
                                                                             ------------   -----------  -----------  ------------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments and net transfers                                 17,087,900     3,140,643   29,295,646    17,176,993
  Net Transfers                                                                        --            --      (40,764)           --
  Terminations and withdrawals                                                 (2,776,033)   (1,112,133)  (3,930,713)   (1,348,450)
                                                                             ------------   -----------  -----------  ------------
    Increase in net assets resulting from principal transactions               14,311,867     2,028,510   25,324,169    15,828,543
                                                                             ------------   -----------  -----------  ------------
  TOTAL INCREASE IN NET ASSETS                                                 15,601,720     4,202,894   25,987,713    15,593,244

NET ASSETS:
  Beginning of year                                                            20,668,715    11,723,354   31,941,024     8,188,940
                                                                             ------------   -----------  -----------  ------------
  End of year                                                                $ 36,270,435   $15,926,248  $57,928,737  $ 23,782,184
                                                                             ============   ===========  ===========  ============

                                                                                                   DIVISIONS
                                                                             -------------------------------------------------------
                                                                                              Mid Cap      Small Cap   International
                                                                             Growth Fund    Stock Fund    Stock Fund    Growth Fund
                                                                             ------------   -----------  -----------   -------------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
  Net investment income (loss)                                               $    578,151   $  (45,948)  $  (133,958)  $   (23,924)
  Net realized gain (loss) on investments                                     (12,339,467)      63,856    (2,501,302)     (359,618)
  Capital gain distributions from mutual funds                                 11,493,235           --     1,923,399       357,808
  Net unrealized appreciation (depreciation) of investments                   (28,265,781)     373,875      (902,219)     (939,834)
                                                                             ------------   ----------   -----------   -----------
    Increase (decrease) in net assets resulting from operations               (28,533,862)     391,783    (1,614,080)     (965,568)
                                                                             ------------   ----------   -----------   -----------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                    1,996,195      381,621       171,308        47,634
  Net Transfers                                                                (7,429,127)   2,509,667         3,906      (189,195)
  Terminations and withdrawals                                                 (7,327,544)    (288,799)     (824,849)     (398,589)
                                                                             ------------   ----------   -----------   -----------
    Increase (decrease) in net assets resulting from principal transactions   (12,760,476)   2,602,489      (649,635)     (540,150)
                                                                             ------------   ----------   -----------   -----------
  TOTAL INCREASE (DECREASE)  IN NET ASSETS                                    (41,294,338)   2,994,272    (2,263,715)   (1,505,718)

NET ASSETS:
  Beginning of year                                                            98,014,914    2,292,172    10,619,419     4,888,380
                                                                             ------------   ----------   -----------   -----------
  End of year                                                                $ 56,720,576   $5,286,444   $ 8,355,704   $ 3,382,662
                                                                             ============   ==========   ===========   ===========



STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
  Net investment income (loss)                                               $ (1,200,502)  $   (7,670)  $  (120,321)  $    68,760
  Net realized gain (loss) on investments                                         959,535       28,847       914,860        62,149
  Capital gain distributions from mutual funds                                 24,834,138           --       613,496        37,056
  Net unrealized appreciation (depreciation) of investments                   (55,477,252)     209,691    (4,249,674)   (1,168,287)
                                                                             ------------   ----------   -----------   -----------
    Increase (decrease) in net assets resulting from operations               (30,884,081)     230,868    (2,841,639)   (1,000,322)
                                                                             ------------   ----------   -----------   -----------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments and net transfers                                 74,891,897    2,095,139    11,233,726     4,198,527
  Net Transfers                                                                   (33,433)          --            --       (27,176)
  Terminations and withdrawals                                                 (5,820,120)     (33,835)     (660,429)     (231,535)
                                                                             ------------   ----------   -----------   -----------
    Increase in net assets resulting from principal transactions               69,038,344    2,061,304    10,573,297     3,939,816
                                                                             ------------   ----------   -----------   -----------
  TOTAL INCREASE IN NET ASSETS                                                 38,154,263    2,292,172     7,731,658     2,939,494

NET ASSETS:
  Beginning of year                                                            59,860,651           --     2,887,761     1,948,886
                                                                             ------------   ----------   -----------   -----------
  End of year                                                                $ 98,014,914   $2,292,172   $10,619,419   $ 4,888,380
                                                                             ============   ==========   ===========   ===========


                                                                                                  DIVISIONS
                                                                            -------------------------------------------------------
                                                                            Short Term    U.S. Government                   Money
                                                                            Income Fund   Securities Fund Income Fund   Market Fund
                                                                            ------------  --------------- ------------  -----------
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2001

OPERATIONS:
  Net investment income (loss)                                              $     (2,542)  $    (37,936)  $      6,141  $   312,728
  Net realized gain (loss) on investments                                         58,120         71,375         22,712           --
  Capital gain distributions from mutual funds                                        --             --             --           --
  Net unrealized appreciation (depreciation) of investments                      114,060        771,206        506,556           --
                                                                            ------------   ------------   ------------  -----------
    Increase (decrease) in net assets resulting from operations                  169,638        804,645        535,409      312,728
                                                                            ------------   ------------   ------------  -----------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments                                                      63,441        686,612        473,487      768,735
  Net Transfers                                                                1,246,563     11,309,388      3,673,985   14,117,847
  Terminations and withdrawals                                                  (537,447)    (2,061,444)      (989,302)  (6,214,437)
                                                                            ------------   ------------   ------------  -----------
    Increase (decrease) in net assets resulting from principal transactions      772,557      9,934,556      3,158,170    8,672,145
                                                                            ------------   ------------   ------------  -----------
  TOTAL INCREASE (DECREASE)  IN NET ASSETS                                       942,195     10,739,201      3,693,579    8,984,873

NET ASSETS:
  Beginning of year                                                            2,138,754     11,238,344      6,787,537   10,792,370
                                                                            ------------   ------------   ------------  -----------
  End of year                                                               $  3,080,949   $ 21,977,545   $ 10,481,116  $19,777,243
                                                                            ============   ============   ============  ===========



STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2000

OPERATIONS:
  Net investment income (loss)                                              $     83,072   $    473,336   $    287,721  $   294,646
  Net realized gain (loss) on investments                                         (2,434)       (78,742)       (63,950)          --
  Capital gain distributions from mutual funds                                        --             --             --           --
  Net unrealized appreciation (depreciation) of investments                       42,420        406,147        279,945           --
                                                                            ------------   ------------   ------------  -----------
    Increase (decrease) in net assets resulting from operations                  123,058        800,741        503,716      294,646
                                                                            ------------   ------------   ------------  -----------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments and net transfers                                   740,828      4,226,538      2,769,713    7,434,660
  Net Transfers                                                                       --        (24,706)            --       (3,088)
  Terminations and withdrawals                                                   (73,618)      (993,596)      (403,739)    (705,237)
                                                                            ------------   ------------   ------------  -----------
    Increase in net assets resulting from principal transactions                 667,210      3,208,236      2,365,974    6,726,335
                                                                            ------------   ------------   ------------  -----------
  TOTAL INCREASE IN NET ASSETS                                                   790,268      4,008,977      2,869,690    7,020,981

NET ASSETS:
  Beginning of year                                                            1,348,486      7,229,367      3,917,847    3,771,389
                                                                            ------------   ------------   ------------  -----------
  End of year                                                               $  2,138,754   $ 11,238,344   $  6,787,537  $10,792,370
                                                                            ============   ============   ============  ===========

NOTES TO FINANCIAL STATEMENTS
WM STRATEGIC ASSET MANAGER DIVISIONS
SEPARATE ACCOUNT D

NOTE A - ORGANIZATION

         The WM Strategic Asset Manager Divisions (the "Divisions") of American General Life Insurance Company Separate Account D (the "Separate Account") received their first deposits in June 1997. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on November 19, 1973. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended, and consists of ninety investment divisions at December 31, 2001.

         The sixteen Divisions, as of December 31, 2001, available in the WM Variable Trust to WM Strategic Asset Manager contract owners invest in independently managed mutual fund portfolios ("Funds"), and are as follows:

Strategic Growth Portfolio        Growth & Income Fund              Short Term Income Fund
Conservative Growth Portfolio     Growth Fund of the Northwest(1)   U.S. Government Securities Fund
Balanced Portfolio                Growth Fund                       Income Fund
Conservative Balanced Portfolio   Mid Cap Stock Fund                Money Market Fund
Flexible Income Portfolio         Small Cap Stock Fund
Equity Income Fund                International Growth Fund


(1) Effective March 1, 2002, the Growth Fund of the Northwest will change its name to the West Cost Equity Fund.

         Net purchases from the contracts are allocated to the Divisions and invested in portfolios and funds, in accordance with contract owners' instructions, and are recorded as principal transactions in the Statement of Changes in Net Assets. Changes in the economic environment have a direct impact on the net asset value per share of a portfolio or fund. There is no assurance that the investment objectives of any of the Divisions will be met. Contract owners bear the complete risk of purchase payments allocated to a Division.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

         The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below. For the purpose of comparison with current year financials, certain line items have been reclassified in the 2000 state of changes in net assets.

         SECURITY VALUATION - The investments in shares of the Funds are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost, for financial reporting and federal income tax purposes.

         ADMINISTRATIVE EXPENSES AND MORTALITY AND EXPENSE RISK CHARGES - Deductions for administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the daily net asset value of the Divisions and are paid to the Company. The annual rate for the administrative expense charge is 0.15%, and the annual rate for the mortality and expense risk charge is 1.25%. A surrender charge is applicable to certain withdrawal amounts pursuant to the contract and is payable to the Company. The first twelve transfers during each Contract Year before the Annuity Commencement Date are at no charge; any additional transfers will be subject to a $25 charge. An annual contract fee of $35 is charged on contracts having cumulative premiums of less than $50,000. This fee is not imposed during the Annuity period.

         For investment advisory services, monthly fees are paid to WM Advisors, Inc. (and sub-advisors as the Growth and International Growth Funds employ sub-advisors) and WM Shareholder Services, Inc. by each portfolio and underlying fund, respectively, based upon a percentage of the average net assets of such portfolio or underlying fund. While the management

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION - CONTINUED

fee is a significant component of each fund's annual operating costs, each fund pays other expenses, such as legal and audit fees. For its services as administrator, WM Shareholder Services, Inc. is also paid a monthly fee by each portfolio and underlying fund, respectively, based upon a percentage of the average net assets of such portfolio or underlying fund. WM Advisors, Inc. and WM Shareholder Services, Inc. may, from time to time, agree to reimburse the funds for management fees and other expenses above a certain limit.

         ANNUITY RESERVES - Annuity reserves are computed for currently payable contracts according to either the 1983a Individual Annuity Mortality Table projected under Scale G factors or the Annuity 2000 Mortality Table, depending on calendar year of annuitization. The assumed interest rate is 3.5%. Charges to annuity reserves for mortality and expense risk experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

         USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

NOTE C - FEDERAL INCOME TAXES

         The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE D - SECURITY PURCHASES AND SALES

         For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from the sales of investments were:

              Divisions                     Purchases          Sales
WM VT Strategic Growth Portfolio          $ 20,390,334     $ 10,163,830
WM VT Conservative Growth Portfolio         72,179,622       13,539,378
WM VT Balanced Portfolio                    82,451,780       13,210,623
WM VT Conservative Balanced Portfolio        6,517,581        1,990,055
WM VT Flexible Income Portfolio             19,979,216        4,452,641
WM VT Equity Income Fund                     5,438,435        1,827,650
WM VT Growth & Income Fund                   8,175,016        6,224,570
WM VT Growth Fund of the Northwest           5,831,422        2,830,223
WM VT Growth Fund                           17,516,762       18,192,989
WM VT Mid Cap Stock Fund                     3,019,464          463,115
WM VT Small Cap Stock Fund                   3,806,066        2,664,914
WM VT International Growth Fund                801,279        1,006,979
WM VT Short Term Income Fund                 1,878,463        1,109,054
WM VT U.S. Government Fund                  11,659,727        1,762,195
WM VT Income Fund                            4,393,957        1,229,029
WM VT Money Market Fund                     17,502,547        8,518,507
                                          ------------     ------------
Total                                     $281,541,671     $ 89,185,752
                                          ============     ============

SEPARATE ACCOUNT D - WM STRATEGIC ASSET MANAGER DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE E - INVESTMENTS

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2001.

                                                             Net         Value of                              Unrealized
                                                            Asset        Shares at            Cost of          Appreciation/
          Divisions                         Shares          Value          Market            Shares Held       (Depreciation)
          ---------                     --------------     -------     --------------      --------------     --------------
WM Variable Trust
  Strategic Growth Portfolio             5,680,930.583     $ 16.45     $   93,451,308      $  107,512,301     $  (14,060,993)
  Conservative Growth Portfolio         17,602,084.159       14.87        261,742,991         289,124,358        (27,381,367)
  Balanced Portfolio                    21,777,969.400       13.91        302,931,555         313,518,214        (10,586,659)
  Conservative Balanced Portfolio        1,282,507.015       10.04         12,876,370          12,704,486            171,884
  Flexible Income Portfolio              4,336,196.265       12.23         53,031,680          51,495,590          1,536,090
  Equity Income Fund                     1,599,732.003       12.87         20,588,551          17,638,226          2,950,325
  Growth & Income Fund                   3,276,235.264       17.18         56,285,722          59,115,657         (2,829,935)
  Growth Fund of the Northwest           1,653,028.317       16.70         27,605,573          26,446,343          1,159,230
  Growth Fund                            4,198,258.346       13.51         56,718,470         124,538,056        (67,819,586)
  Mid Cap Stock Fund                       402,301.363       13.14          5,286,240           4,702,674            583,566
  Small Cap Stock Fund                     734,861.954       11.37          8,355,380          12,726,968         (4,371,588)
  International Growth Fund                331,294.931       10.21          3,382,520           5,040,183         (1,657,663)
  Short Term Income Fund                 1,184,931.189        2.60          3,080,821           2,945,362            135,459
  U.S. Government Securities Fund        2,083,097.340       10.55         21,976,677          20,994,311            982,366
  Income Fund                            1,016,553.134       10.31         10,480,662           9,884,370            596,292
  Money Market Fund                     19,753,522.620        1.00         19,753,523          19,753,523                 --

Total                                                                  $  957,548,043      $1,078,140,622     $ (120,592,579)
                                                                       ==============      ==============     ==============

                                                                                              120,592,579

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the Year Ended December 31, 2001

                                                                             DIVISIONS
                                      ------------------------------------------------------------------------------------------
                                        Strategic         Conservative                          Conservative         Flexible
                                         Growth              Growth           Balanced            Balanced           Income
                                        Portfolio          Portfolio          Portfolio           Portfolio          Portfolio
                                      --------------     --------------     --------------     --------------     --------------
Outstanding at beginning of period    10,506,667.519     28,335,202.170     32,836,153.871      1,499,025.578      5,785,165.233
Purchase payments                        371,709.396      1,649,806.146      2,209,769.346         64,608.637        251,714.225
Transfers between funds                1,343,364.598      7,985,061.834     10,370,926.931      1,022,436.123      3,083,113.532
Transfers to annuity                     (21,474.768)       (80,263.459)       (59,898.850)                --                 --
Terminations and withdrawals          (1,149,667.613)    (4,033,243.061)    (4,387,594.972)      (234,276.756)      (937,017.638)
                                      --------------     --------------     --------------     --------------     --------------
Outstanding at end of period          11,050,599.132     33,856,563.630     40,969,356.326      2,351,793.582      8,182,975.352
                                      ==============     ==============     ==============     ==============     ==============

                                          Equity
                                          Income           Growth &         Growth Fund of                           Mid Cap
                                           Fund           Income Fund       the Northwest        Growth Fund       Stock Fund
                                      --------------     --------------     --------------     --------------     --------------
Outstanding at beginning of period     2,671,970.525      9,352,990.287      3,024,359.456     10,071,085.242        394,124.813
Purchase payments                        213,771.586        208,634.777         92,687.060        231,734.338         63,327.844
Transfers between funds                  693,682.317        989,868.707        557,726.100     (1,015,771.317)       414,120.023
Transfers to annuity                      (8,658.277)       (15,588.850)        (5,868.245)       (15,726.061)                --
Terminations and withdrawals            (324,615.754)      (983,932.047)      (337,609.258)      (940,716.790)       (48,429.682)
                                      --------------     --------------     --------------     --------------     --------------
Outstanding at end of period           3,246,150.397      9,551,972.874      3,331,295.113      8,330,605.412        823,142.998
                                      ==============     ==============     ==============     ==============     ==============

                                        Small Cap       International      Short Term       US Government
                                       Stock Fund        Growth Fund       Income Fund     Securities Fund     Income Fund
                                      -------------     -------------     -------------    ---------------    -------------
Outstanding at beginning of period    1,357,176.480       915,393.029       385,576.563     2,036,726.008     1,259,062.641
Purchase payments                        23,044.361         9,532.378        10,784.233       119,260.122        85,804.929
Transfers between funds                 (17,067.772)      (54,741.155)      216,986.500     1,948,817.730       654,164.524
Transfers to annuity                             --        (3,825.383)       (4,045.749)       (6,712.090)       (4,066.956)
Terminations and withdrawals           (122,159.941)      (85,031.041)      (88,460.459)     (350,693.801)     (170,667.378)
                                      -------------     -------------     -------------     -------------     -------------
Outstanding at end of period          1,240,993.128       781,327.828       520,841.088     3,747,397.969     1,824,297.760
                                      =============     =============     =============     =============     =============

                                             Money
                                          Market Fund
                                         --------------
Outstanding at beginning of period        1,905,969.912
Purchase payments                           133,729.953
Transfers between funds                   2,455,335.237
Transfers to annuity                        (71,874.042)
Terminations and withdrawals             (1,010,285.403)
                                         --------------
Outstanding at end of period              3,412,875.657
                                         ==============

SEPARATE ACCOUNT D - WM STRATEGIC ASSET MANAGER DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE G - PER UNIT DATA

     A summary of unit values and units outstanding for contracts' variable accounts and the expense ratios, excluding expenses of the underlying Divisions, for the year ended December 31, 2001, are as follows:

                                                                                             Investment
                                                                                               Income    Expense
          Divisions                              Units         Unit Value     Net Assets        Ratio     Ratio    Total Return
          ---------                              -----         ----------     ----------     ----------  -------   ------------
WM Variable Trust
   Strategic Growth Portfolio               11,050,599.132     $8.456991     $ 93,454,818       3.33%      1.40%       -7.56%
   Conservative Growth Portfolio            33,856,563.630      7.731231      261,752,914       4.04%      1.40%       -4.91%
   Balanced Portfolio                       40,969,356.326      7.394383      302,943,112       1.77%      1.40%       -1.27%
   Conservative Balanced Portfolio           2,351,793.582      5.475342       12,876,874       0.90%      1.40%        0.97%
   Flexible Income Portfolio                 8,182,975.352      6.480984       53,033,732       1.10%      1.40%        3.37%
   Equity Income Fund                        3,246,150.397      6.342721       20,589,426       0.86%      1.40%        6.41%
   Growth & Income Fund                      9,551,972.874      5.892796       56,287,828       0.34%      1.40%       -4.86%
   Growth Fund of the Northwest              3,331,295.113      8.287040       27,606,576       0.52%      1.40%        5.39%
   Growth Fund                               8,330,605.412      6.808698       56,720,576       1.91%      1.40%      -30.04%
   Mid Cap Stock Fund                          823,142.998      6.422268        5,286,444       0.06%      1.40%       10.43%
   Small Cap Stock Fund                      1,240,993.128      6.733079        8,355,704       0.00%      1.40%      -13.95%
   International Growth Fund                   781,327.828      4.329378        3,382,662       0.79%      1.40%      -18.93%
   Short Term Income Fund                      520,841.088      5.915334        3,080,949       1.37%      1.40%        6.64%
   U.S. Government Securities Fund           3,747,397.969      5.864748       21,977,545       1.09%      1.40%        6.29%
   Income Fund                               1,824,297.760      5.745288       10,481,116       1.52%      1.40%        6.57%
   Money Market Fund                         3,412,875.657      5.794891       19,777,243       3.25%      1.40%        2.34%

Total                                                                        $957,607,519
                                                                             ============

                    [Ernst & Young Letterhead appears here]

                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives and its investments in certain purchased and retained interests in securitized financial assets.


February 1, 2002                                           /s/ ERNST & YOUNG LLP

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        2001            2000
                                                    ------------------------------
                                                           (In Thousands)
ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $28,319,738 in 2001 and
  $27,098,978 in 2000)                                $28,589,219     $26,991,695
 Equity securities, at fair value (cost -
  $202,556 in 2001 and $233,278 in 2000)                  176,171         233,227
 Mortgage loans on real estate                          2,201,562       2,084,299
 Policy loans                                           1,291,019       1,297,438
 Investment real estate                                    65,974         124,117
 Other long-term investments                              277,087         227,514
 Short-term investments                                   487,747         140,496
 Derivatives                                               26,458               -
                                                      ---------------------------
Total investments                                      33,115,237      31,098,786

Cash                                                       86,005          44,747
Investment in Parent Company
 (cost - $8,597 in 2001 and 2000)                          64,326          57,019
Indebtedness from affiliates                              213,015          78,225
Accrued investment income                                 487,349         472,187
Accounts receivable                                       506,683         664,395
Deferred policy acquisition costs                       2,042,688       2,090,810
Property and equipment                                     76,285          80,665
Other assets                                              226,966         228,685
Assets held in separate accounts                       20,279,272      22,225,525
                                                      ---------------------------
Total assets                                          $57,097,826     $57,041,044
                                                      ===========================

                                                              DECEMBER 31
                                                          2001            2001
                                                      ---------------------------
                                                           (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                               $31,012,386     $29,524,610
 Other policy claims and benefits payable                  53,149          47,369
 Other policyholders' funds                               523,332         388,433
 Federal income taxes                                     558,723         466,314
 Indebtedness to affiliates                                 4,691           6,909
 Other liabilities                                        838,612         920,570
 Liabilities related to separate accounts              20,279,272      22,225,525
                                                      ---------------------------
Total liabilities                                      53,270,165      53,579,730

Shareholder's equity:
 Common stock, $10 par value, 600,000 shares
  authorized, issued, and outstanding                       6,000           6,000
 Preferred stock, $100 par value, 8,500 shares
  authorized, issued, and outstanding                         850             850
 Additional paid-in capital                             1,397,860       1,370,821
 Accumulated other comprehensive loss                     129,460         (31,466)
 Hedging activities                                        16,207               -
 Retained earnings                                      2,277,284       2,115,109
                                                      ---------------------------
Total shareholder's equity                              3,827,661       3,461,314
                                                      ---------------------------
Total liabilities and shareholder's equity            $57,097,826     $57,041,044
                                                      ===========================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                       YEAR ENDED DECEMBER 31
                                               2001             2000            1999
                                           --------------------------------------------
                                                         (In Thousands)
Revenues:
 Premiums and other considerations         $  794,347       $  659,901       $  540,029
 Net investment income                      2,393,778        2,362,694        2,348,196
 Net realized investment gains
  (losses)                                    (65,668)         (98,109)           5,351
 Other                                         22,171          134,769           82,581
                                           --------------------------------------------
Total revenues                              3,144,628        3,059,255        2,976,157

Benefits and expenses:
 Benefits                                   1,899,772        1,775,120        1,719,375
 Operating costs and expenses                 607,637          481,841          495,680
                                           --------------------------------------------
Total benefits and expenses                 2,507,409        2,256,961        2,215,055
                                           --------------------------------------------
Income before income tax expense              637,219          802,294          761,102

Income tax expense                            190,981          260,860          263,196
Cumulative effect of accounting
 change (net of tax)                          (22,383)               -                -
                                           --------------------------------------------
Net income                                 $  423,855       $  541,434       $  497,906
                                           ============================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                   YEAR ENDED DECEMBER 31
                                              2001            2000            1999
                                          ------------------------------------------
                                                       (In Thousands)
Common stock:
 Balance at beginning of year             $    6,000      $    6,000     $     6,000
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                         6,000           6,000           6,000

Preferred stock:
 Balance at beginning of year                    850             850             850
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                           850             850             850

Additional paid-in capital:
 Balance at beginning of year              1,370,821       1,371,687       1,368,089
 Capital contribution from Parent
  Company                                          -               -               -
 Other changes during year                    27,039            (866)          3,598
                                          ------------------------------------------
Balance at end of year                     1,397,860       1,370,821       1,371,687

Accumulated other comprehensive
 (loss) income:
   Balance at beginning of year              (31,466)       (356,865)        679,107
   Change in unrealized gains
    (losses) on securities, net of tax       160,926         325,399      (1,035,972)
                                          ------------------------------------------
Balance at end of year                       129,460         (31,466)       (356,865)

Hedging Activities:
 Balance at beginning of year                      -               -               -
 Change, net of tax                           16,207               -               -
                                          ------------------------------------------
Balance at end of year                        16,207               -               -

Retained earnings:
 Balance at beginning of year              2,115,109       1,824,715       1,514,489
 Net income                                  423,855         541,434         497,906
 Dividends paid                             (261,680)       (251,040)       (187,680)
                                          ------------------------------------------
Balance at end of year                     2,277,284       2,115,109       1,824,715
                                          ------------------------------------------
Total shareholder's equity                $3,827,661      $3,461,314     $ 2,846,387
                                          ==========================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                    YEAR ENDED DECEMBER 31
                                              2001            2000             1999
                                            -----------------------------------------
                                                       (In Thousands)
Net income                                  $423,855        $541,434      $   497,906
Other comprehensive income:
 Gross change in unrealized gains
  (losses) on securities (pretax:
  $221,614; $435,000; ($1,581,500)           139,067         282,743       (1,027,977)
 Hedging activity                             16,207               -                -
 Less: gains (losses) realized in
  net income                                 (21,859)        (42,656)           7,995
                                            -----------------------------------------
 Change in net unrealized gains
  (losses) on securities (pretax:
  $269,562, $500,000; ($1,593,800))          177,133         325,399       (1,035,972)
                                            -----------------------------------------
Comprehensive income (loss)                 $600,988        $866,833      $  (538,066)
                                            =========================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                             YEAR ENDED DECEMBER 31
                                                                  2001                2000                  1999
                                                            --------------------------------------------------------
                                                                                (In Thousands)
OPERATING ACTIVITIES
Net income                                                  $    423,855          $    541,434          $    497,906
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
   Change in accounts receivable                                 157,712              (477,803)               10,004
   Change in future policy benefits and other
    policy claims                                                225,127            (2,566,783)           (2,422,221)
   Amortization of policy acquisition costs                      189,631                23,443               101,066
   Policy acquisition costs deferred                            (296,014)             (299,306)             (307,854)
   Change in other policyholders' funds                          134,899                16,801               (26,955)
   Provision for deferred income tax expense                     (17,539)               57,228                85,257
   Depreciation                                                   35,055                28,677                24,066
   Amortization                                                   26,266                22,831               (30,894)
   Change in indebtedness to (from) affiliates                  (137,008)               (3,207)               74,814
   Change in amounts payable to brokers                         (206,153)              478,132               (43,321)
   Net loss on sale of investments                               101,455                52,670                45,379
   Other, net                                                     29,422                47,646              (170,413)
                                                            --------------------------------------------------------
Net cash provided by (used in) operating activities              666,708            (2,078,237)           (2,163,166)

INVESTING ACTIVITIES
Purchases of investments and loans made                      (50,001,560)          (33,436,962)          (44,508,908)
Sales or maturities of investments and receipts
 from repayment of loans                                      48,289,342            33,627,301            43,879,377
Sales and purchases of property, equipment, and
software, net                                                     55,851               (45,078)              (87,656)
                                                            --------------------------------------------------------
Net cash provided by (used in) investing activities           (1,656,367)              145,261              (717,187)

FINANCING ACTIVITIES
Net policyholder account deposits/withdrawals                  1,265,558             2,183,646             2,992,743
Dividends paid                                                  (261,680)             (251,040)             (187,680)
Other                                                             27,039                  (866)                3,598
                                                            --------------------------------------------------------
Net cash provided by financing activities                      1,030,917             1,931,740             2,808,661
                                                            --------------------------------------------------------
Increase (decrease) in cash                                       41,258                (1,236)              (71,692)
Cash at beginning of year                                         44,747                45,983               117,675
                                                            --------------------------------------------------------
Cash at end of year                                         $     86,005          $     44,747          $     45,983
                                                            ========================================================

Interest paid amounted to approximately $76,500,000, $50,673,000, and $2,026,000 in 2001, 2000, and 1999, respectively.

See accompanying notes.

                    American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                               December 31, 2001

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group ("AIG"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). The Company also owns American General Life Companies ("AGLC"), which provides management services to certain life insurance subsidiaries of the Parent Company. The Company sells a variety of equity products through its wholly owned broker dealer, American General Securities, Inc.

On August 29, 2001, pursuant to an Agreement and Plan of Merger dated as of May 11, 2001 (the "Agreement and Plan Merger") by and among American General Corporation ("AGC"), which was the Company's then-ultimate controlling entity, AIG and Washington Acquisition Corporation ("WAC"), which is a Texas corporation and a wholly owned subsidiary of AIG, WAC was merged with and into AGC, with AGC being the surviving corporation (the "Merger"). As a result of the Merger, AIG became the ultimate parent of the Company. The Texas Department of Insurance approved the Merger on August 28, 2001.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.1 PREPARATION OF FINANCIAL STATEMENTS (CONTINUED)

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2001. Statutory net income and capital and surplus of the Company is as follows:

                                             YEAR ENDED DECEMBER 31
                                       2001           2000           1999
                                   -----------------------------------------
                                                (In Thousands)

Statutory net income (unaudited)    $  218,312     $  360,578     $  350,294
Statutory capital and surplus
 (unaudited)                        $1,909,729     $1,908,887     $1,753,570

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

CODIFICATION

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes did not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2001 and 2000, insurance investment contracts of $29.6 billion and $25.3 billion, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2001 and 2000. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the adjustment, net of deferred taxes, is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. The Company's trading security portfolio was immaterial at year-end 2001 and 2000. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2001, 2000, and 1999.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at unpaid principal balance.

REAL ESTATE

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

DOLLAR ROLL AGREEMENTS

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. The Company accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2001 and 2000.

INVESTMENT INCOME

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2001 and 2000, CIP of $11 million and $16 million, respectively, was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 5.08% to 5.15%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP") (CONTINUED)

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 OTHER ASSETS

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduces goodwill to an amount that results in the book value of the subsidiary approximating fair value. (See Footnote 1.13 Accounting Changes for treatment beginning next year.)

1.8 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2001.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.9 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $101 million, $65 million, and $71 million, during 2001, 2000, and 1999, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2001 and 2000.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 PARTICIPATING POLICY CONTRACTS (CONTINUED)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3.6 million, $4.4 million, and $4.6 million in 2001, 2000, and 1999, respectively.

1.12 INCOME TAXES

The Company's parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC and AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided; if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES

SFAS 133

On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

Adoption of SFAS 133 did not materially impact the Company's results of operations and financial position in current periods and it is not expected to materially impact future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in investment gains (losses).

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses. In accordance with the transition provisions of EITF 99-20, the Company recorded a loss of $22.4 million, net of tax, at June 30, 2001 which is being recognized and reported in the consolidated statements of income and comprehensive income as a cumulative effect of accounting change.

In June 2001, the FASB issued Statement of Financial Accounting Standards 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES (CONTINUED)

more frequently if circumstances indicate that a possible impairment has occurred. As of December 31, 2001, the Company recorded $27 million of goodwill in Other Assets on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its consolidated results of operations and financial position will not be significant.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows for the year ended:

                                         2001            2000           1999
                                     ------------------------------------------
                                                  (In Thousands)
Investment income:
 Fixed maturities                     $2,101,393      $2,050,503     $2,118,794
 Equity securities                         4,000          22,996         17,227
 Mortgage loans on real estate           175,016         159,414        134,878
 Investment real estate                   16,491          22,749         20,553
 Policy loans                             74,619          71,927         69,684
 Other long-term investments              (2,875)         13,062          7,539
 Short-term investments                   64,420          66,296         24,874
 Investment income from affiliates         7,490          10,733          8,695
                                     ------------------------------------------
Gross investment income                2,440,554       2,417,680      2,402,244
Investment expenses                       46,776          54,986         54,048
                                     ------------------------------------------
Net investment income                 $2,393,778      $2,362,694     $2,348,196
                                     ==========================================

The carrying value of investments that produced no investment income during 2001 was less than 0.9% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2001, 2000, or 1999.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the year ended:

                                         2001            2000            1999
                                    ------------------------------------------
                                                   (In Thousands)
Fixed maturities:
 Gross gains                         $ 303,468       $  62,856       $ 118,427
 Gross losses                         (295,380)       (174,057)       (102,299)
                                    ------------------------------------------
Total fixed maturities                   8,088        (111,201)         16,128
Equity securities                       (4,538)              -             793
Unhedged derivatives                    (2,250)              -               -
Other investments                      (66,968)         13,092         (11,570)
                                    ------------------------------------------
Net realized investment (losses)
 gains before tax                      (65,668)        (98,109)          5,351
Income tax (benefit) expense           (22,030)        (34,338)          1,874
                                    ------------------------------------------
Net realized investment (losses)
 gains after tax                     $ (43,638)      $ (63,771)      $   3,477
                                    ==========================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2001 and 2000 were as follows:

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS           VALUE
                               -------------------------------------------------------
                                                     (In Thousands)
December 31, 2001
Fixed maturity securities:
Corporate securities:
   Investment-grade              $13,900,833       $573,231      $(247,059)    $14,227,005
   Below investment-grade          1,814,978         32,155       (219,750)      1,627,383
 Mortgage-backed securities*       7,041,992        142,028        (71,273)      7,112,747
 U.S. government obligations         522,593         14,546        (10,389)        526,750
 Foreign governments                 194,027          9,468         (1,476)        202,019
 State and political
  subdivisions                     4,838,258         95,224        (47,167)      4,886,315
 Redeemable preferred stocks           7,057              -            (57)          7,000
                                 ---------------------------------------------------------
Total fixed maturity
 securities                      $28,319,738       $866,652      $(597,171)    $28,589,219
                                 =========================================================
Equity securities                $   202,556       $    220      $ (26,605)    $   176,171
                                 =========================================================
Investment in Parent Company     $     8,597       $ 55,729      $       -     $    64,326
                                 =========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS            VALUE
                              ---------------------------------------------------------------
                                                      (In Thousands)
December 31, 2000
Fixed maturity securities:
Corporate securities:
   Investment-grade              $18,495,450       $420,049      $(420,341)     $18,495,158
   Below investment-grade          1,662,879         14,888       (287,880)       1,389,887
 Mortgage-backed securities*       6,340,762        145,597         (5,907)       6,480,452
 U.S. government obligations         215,220         22,526            (21)         237,725
 Foreign governments                 209,305          7,402         (1,655)         215,052
 State and political
  subdivisions                       168,302          2,940         (4,821)         166,421
 Redeemable preferred stocks           7,060              -            (60)           7,000
                                 ----------------------------------------------------------
Total fixed maturity
 securities                      $27,098,978       $613,402      $(720,685)     $26,991,695
                                 ==========================================================
Equity securities                $   233,278       $ 10,146      $ (10,197)     $   233,227
                                 ==========================================================
Investment in Parent Company     $     8,597       $ 48,422      $       -      $    57,019
                                 ==========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                2001            2000            1999
                                           -----------------------------------------
                                                       (In Thousands)
Gross unrealized gains                     $ 922,601       $ 671,970       $ 296,288
Gross unrealized losses                     (623,776)       (730,882)       (909,135)
DPAC and other fair value adjustments        (96,749)         23,119         200,353
Deferred federal income (taxes)
 benefit                                     (72,615)          4,330          55,631
Other                                             (1)             (3)             (2)
                                           -----------------------------------------
Net unrealized gains (losses) on
 securities                                $ 129,460       $ (31,466)      $(356,865)
                                           =========================================

The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:


                                      2001                           2000
                        -------------------------------------------------------------
                            AMORTIZED        MARKET        AMORTIZED        MARKET
                               COST          VALUE           COST           VALUE
                        -------------------------------------------------------------
                                 (In Thousands)                 (In Thousands)
Fixed maturity securities,
 excluding mortgage-backed
 securities:
   Due in one year or
    less                    $ 1,224,135    $ 1,248,865     $   832,001    $   833,695
   Due after one year
    through five years        4,314,919      4,466,280       5,539,620      5,562,918
   Due after five years
    through ten years         8,003,153      8,086,515       7,492,395      7,433,403
   Due after ten years        7,735,539      7,674,812       6,894,200      6,681,227
Mortgage-backed
 securities                   7,041,992      7,112,747       6,340,762      6,480,452
                            ---------------------------------------------------------
Total fixed maturity
 securities                 $28,319,738    $28,589,219     $27,098,978    $26,991,695
                            =========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $31.2 billion, $12.3 billion, and $12.3 billion, and $12.3 billion during 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2001 and 2000:

                              OUTSTANDING     PERCENT OF         PERCENT
                                AMOUNT           TOTAL        NONPERFORMING
                            ------------------------------------------------
                             (In Millions)
December 31, 2001
Geographic distribution:
 South Atlantic                  $  493            22.5%           0.0%
 Pacific                            360            16.3            9.1
 Mid-Atlantic                       407            18.5            0.0
 East North Central                 320            14.5            0.0
 Mountain                            86             3.9            0.0
 West South Central                 170             7.7            0.0
 East South Central                 210             9.5            0.0
 West North Central                  87             4.0            0.0
 New England                         77             3.5            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================
Property type:
 Office                          $1,034            47.0%           3.5%
 Retail                             585            26.5            0.0
 Industrial                         268            12.2            0.0
 Apartments                         205             9.3            0.0
 Hotel/motel                         81             3.7            0.0
 Other                               37             1.7            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                            OUTSTANDING     PERCENT OF         PERCENT
                              AMOUNT           TOTAL        NONPERFORMING
                            ----------------------------------------------
                           (In Millions)

December 31, 2000
Geographic distribution:
 South Atlantic                $  461            22.0%           0.0%
 Pacific                          374            17.9            7.6
 Mid-Atlantic                     200             9.6            0.0
 East North Central               158             7.6            0.0
 Mountain                         290            13.9            0.0
 West South Central               374            18.0            0.0
 East South Central                89             4.3            0.0
 West North Central                68             3.3            0.0
 New England                       79             3.8            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================
Property type:
 Office                        $  596            28.5%           0.0%
 Retail                           900            43.2            3.2
 Industrial                       300            14.4            0.0
 Apartments                       181             8.7            0.0
 Hotel/motel                       77             3.7            0.0
 Other                             39             1.9            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITIONS COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                       2001            2000            1999
                                   ------------------------------------------
                                                 (In Thousands)

Balance at January 1               $2,090,810      $1,956,653      $1,087,718
 Capitalization                       296,014         299,306         307,854
 Accretion of interest                148,969         124,927         116,711
 Amortization                        (338,600)       (148,370)       (217,777)
 Effect of net realized and
  unrealized (losses) gains on
  securities                         (154,505)       (141,706)        662,147
                                   ------------------------------------------
Balance at December 31             $2,042,688      $2,090,810      $1,956,653
                                   ==========================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                 DECEMBER 31
                                             2001           2000
                                          -----------------------
                                               (In Thousands)

Goodwill                                  $ 26,828       $ 27,069
Cost of insurance purchased ("CIP")         10,598         15,598
Computer software                           70,992         73,215
Other                                      118,548        112,803
                                          -----------------------
Total other assets                        $226,966       $228,685
                                          =======================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 2001, was as follows:

                                         2001            2000
                                       ------------------------
                                            (In Thousands)

Balance at January 1                    $15,598         $19,014
Accretion of interest at 5.02%            1,000             788
Amortization                             (6,000)         (3,432)
Other changes                                 -            (772)
                                       ------------------------
Balance at December 31                  $10,598         $15,598
                                       ========================

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                      DECEMBER 31
                                                  2001           2000
                                                -----------------------
                                                      (In Thousands)

Current tax (receivable) payable                $ 47,772       $  9,260
Deferred tax liabilities, applicable to:
 Net income                                      450,050        463,117
 Net unrealized investment gains                  60,901         (6,063)
                                                -----------------------
Total deferred tax liabilities                   510,951        457,054
                                                -----------------------
Total current and deferred tax liabilities      $558,723       $466,314
                                                =======================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                    2001            2000
                                                 -------------------------
                                                       (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs               $ 621,014       $ 624,393
 Basis differential of investments                  49,434          55,603
 Net unrealized gains on debt and equity
  securities available for sale                     60,901               -
 Other                                             133,743         143,307
                                                 -------------------------
Total deferred tax liabilities                     865,092         823,303

Deferred tax assets applicable to:
 Policy reserves                                  (261,146)       (246,128)
 Net unrealized gains on debt and equity
  securities available for sale                          -         (39,360)
 Other                                             (93,995)        (89,761)
                                                 -------------------------
Total deferred tax assets before valuation
 allowance                                        (355,141)       (375,249)
Valuation allowance                                  1,000           9,000
                                                 -------------------------
Total deferred tax assets, net of valuation
 allowance                                        (354,141)       (366,249)
                                                 -------------------------
Net deferred tax liabilities                     $ 510,951       $ 457,054
                                                 =========================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2001, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                        2001            2000            1999
                                     ----------------------------------------
                                                  (In Thousands)

Current expense                      $203,313        $174,263        $176,725
Deferred expense (benefit):
 Deferred policy acquisition cost      35,727          82,739          65,377
 Policy reserves                       18,259          12,738         (22,654)
 Basis differential of investments      7,964          14,627          (4,729)
 Litigation settlement                  3,524           2,764          22,641
 Internally developed software         16,198           3,702          18,654
 Basis differential of securities     (70,624)        (11,373)        (14,358)
 Restructure charges                  (17,799)              -               -
 Other, net                            (5,581)        (18,600)         21,540
                                     ----------------------------------------
Total deferred expense (benefit)      (12,332)         86,597          86,471
                                     ----------------------------------------
Income tax expense                   $190,981        $260,860        $263,196
                                     ========================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                          2001          2000          1999
                                        ------------------------------------
                                                   (In Thousands)

Income tax at statutory percentage of
  GAAP pretax income                    $222,797      $279,241      $266,386
Tax-exempt investment income             (31,812)      (16,654)      (16,423)
Goodwill                                     397           669           853
Other                                       (401)       (2,396)       12,380
                                        ------------------------------------
Income tax expense                      $190,981      $260,860      $263,196
                                        ====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $131 million, $182 million, and $126 million in 2001, 2000, and 1999, respectively.

5.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service (IRS) is currently examining the Parent Company's tax return for the tax years 1993 to 1999.

Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

The Company's ultimate parent, American General Corporation, was acquired by American International Group, Inc. (AIG) on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with American General Corporation for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with American General Corporation under which each subsidiary agrees to pay American General Corporation an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. American General Corporation agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES

Indebtedness from affiliates were as follows:

                                    DECEMBER 31, 2001             DECEMBER 31, 2000
                            ------------------------------------------------------------
                                PAR VALUE      BOOK VALUE     PAR VALUE      BOOK VALUE
                            ------------------------------------------------------------
                                                  (In Thousands)
American General
 Corporation, 9 3/8%, due
 2008                            $  4,725       $  3,575        $ 4,725        $ 3,486
American General
 Corporation, Promissory
 notes, 5 1/2% due 2004             7,339          7,339          9,786          9,786
American General
 Corporation, Senior
 Promissory notes, 2 16/25%
 due 2006                         165,000        165,000              -              -
American General
 Corporation, Restricted
 Subordinated Note, 13 1/2%,
 due 2002                          25,321         25,321         25,321         25,321
                                 -----------------------------------------------------
Total notes receivable
 from affiliates                  202,385        201,235         39,832         38,593
Accounts receivable from
 affiliates                             -         11,780              -         39,632
                                 -----------------------------------------------------
Indebtedness from
 affiliates                      $202,385       $213,015        $39,832        $78,225
                                 =====================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $111,463,000, $85,002,378, and $55,318,000, for such services in
2001, 2000, and 1999, respectively. Accounts payable for such services at December 31, 2001 and 2000 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $225,712,000, $171,650,000, and $138,885,000, for such services and rent in 2001, 2000, and
1999, respectively. Accounts receivable for rent and services at December 31, 2001 and 2000 were not material.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 70% and 30%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 0.2% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $56 million.

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The components of pension (income) expense and underlying assumptions were as follows:

                                           2001           2000         1999
                                       --------------------------------------
                                                    (In Thousands)

Service cost                           $  4,909       $  4,605       $  3,575
Interest cost                            11,150          9,818          7,440
Expected return on plan assets          (18,858)       (17,815)       (12,670)
Amortization                               (405)          (918)          (820)
Recognized net actuarial gain               (70)          (868)             -
Gain due to settlement or curtailment     1,330              -              -
Additional change due to contractual
 termination                                292              -              -
                                       --------------------------------------
Pension (income)                       $ (1,652)      $ (5,178)      $ (2,475)
                                       ======================================
Discount rate on benefit obligation        7.25%          8.00%          7.75%
Rate of increase in compensation
 levels                                    4.25%          4.50%          4.25%
Expected long-term rate of return on
 plan assets                              10.35%         10.35%         10.35%

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                    2001           2000
                                                 -----------------------
                                                      (In Thousands)

Projected benefit obligation ("PBO")             $162,880       $130,175
Plan assets at fair value                         168,641        187,266
                                                 -----------------------
Plan assets at fair value in excess of PBO          5,761         57,091
Other unrecognized items, net                      23,427        (32,730)
                                                 -----------------------
Prepaid pension expense                          $ 29,188       $ 24,361
                                                 =======================

The change in PBO was as follows:

                                                   2001            2000
                                                 ------------------------
                                                      (In Thousands)

PBO at January 1                                 $130,175        $100,600
Service and interest costs                         16,058          14,423
Benefits paid                                      (6,927)         (5,394)
Actuarial loss                                     22,267           1,668
Amendments, transfers, and acquisitions             1,470          18,878
(Loss) due to settlement or curtailment              (163)              -
                                                 ------------------------
PBO at December 31                               $162,880        $130,175
                                                 ========================

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The change in the fair value of plan assets was as follows:

                                                    2001            2000
                                                 -------------------------
                                                        (In Thousands)

Fair value of plan assets at January 1            $187,266        $145,863
Actual return on plan assets                       (19,825)          9,249
Benefits paid                                       (5,589)         (5,344)
Acquisitions and other                               6,789          37,498
                                                 -------------------------
Fair value of plan assets at December 31          $168,641        $187,266
                                                 =========================

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 2001. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit income (expense) in 2001, 2000, and 1999 was $(107,000), $35,000, and $254,000, respectively. The accrued liability for postretirement benefits was $20.0 million and $20.5 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS

8.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                        2001            2000
                                                 ----------------------------
                                                      (Dollars in Millions)
Interest rate swap agreements to receive fixed
 rate:
 Notional amount                                       $  160           $ 160
 Average receive rate                                    6.74%           6.74%
 Average pay rate                                        2.07%           6.94%
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)                   $   74           $  74
   Average exchange rate                                 1.43            1.43
Currency swap agreements (receive U.S.
 dollars/pay Australian dollars):
   Notional amount (in U.S. dollars)                   $   23           $  23
   Average exchange rate                                 1.85            1.85
Currency swap agreements (receive U.S.
 dollars/pay Japanese Yen):
   Notional amount (in U.S. dollars)                   $   12           $   -
   Average exchange rate                                44.60               -

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.3 SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                                   2001            2000
                                            ----------------------------
                                                 (Dollars in Millions)
Call swaptions:
 Notional amount                                   $ 376           $ 723
 Average strike rate                                5.25%           5.00%

Put swaptions:
 Notional amount                                   $ 684           $ 790
 Average strike rate                                8.25%           8.70%

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.4 CREDIT AND MARKET RISK


Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                   2001                           2000
                           FAIR          CARRYING         FAIR        CARRYING
                           VALUE          AMOUNT          VALUE        AMOUNT
                        ------------------------------------------------------
                                            (In Millions)
ASSETS
Fixed maturity and
 equity securities          $28,765       $28,765        $27,406       $27,406
Mortgage loans on real
 estate                       2,288         2,202          2,090         2,084
Policy loans                  1,521         1,291          1,357         1,297
Short-term investments          488           488            140           140
Investment in Parent Co.         64            64             57            57
Indebtedness from
 affiliates                     213           213             78            78
Assets held in separate
 accounts                    20,279        20,279         22,226        22,226

LIABILITIES
Insurance investment
 contracts                   29,582        29,593         25,038        25,328
Liabilities related to
 separate accounting         20,279        20,279         22,226        22,226

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of AIG common stock.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS

     The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     DERIVATIVE FINANCIAL INSTRUMENTS

     If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $-0- million at December 31, 2001 and 2000, respectively, and received $26.5 million and $11.4 million at December 31, 2001 and 2000. These fair values were estimated using cash flows discounted at current market rates.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. DIVIDENDS PAID

American General Life Insurance Company paid $261 million, $251 million, and $187 million in dividends on common stock to AGC Life Insurance Company in 2001, 2000, and 1999, respectively. The Company also paid $680 thousand in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2001, 2000, and 1999.

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2001, approximately $3.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.5 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2001, the Company has a remaining market conduct litigation liability of $3.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2001 and 2000, the Company has accrued $4.2 million and $3.8 million, respectively, for guaranty fund assessments, net of $-0- million and $-0- million, respectively, of premium tax deductions. The Company has recorded receivables of $1.9 million and $5.9 million at December 31, 2001 and 2000, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $0.6 million, $6.2 million, and $2.1 million, in 2001, 2000, and 1999, respectively.

The Company had $148,432,178 of unfunded commitments for its investments in limited partnerships at December 31, 2001.

                    American General Life Insurance Company

12. REINSURANCE

Reinsurance transactions for the years ended December 31, 2001, 2000, and 1999 were as follows:

                                                                                        PERCENTAGE
                                          CEDED TO        ASSUMED                        OF AMOUNT
                                            OTHER        FROM OTHER                     ASSUMED TO
                        GROSS AMOUNT      COMPANIES      COMPANIES      NET AMOUNT          NET
                     ------------------------------------------------------------------------------
                                               (In Thousands)
December 31, 2001
Life insurance in
 force                    $57,955,308     $27,383,136     $1,476,006     $32,048,178           4.61%
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   347,394         136,077          5,899         217,216           2.72%
 Accident and health
  insurance                       784              71              -             713           0.00%
                          ----------------------------------------------------------
Total premiums            $   348,178     $   136,148     $    5,899     $   217,929           2.71%
                          ==========================================================
December 31, 2000
Life insurance in
 force                    $53,258,777     $21,254,765     $  401,854     $32,405,866          1.24 %
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   138,418          77,566            810          61,662           1.31%
 Accident and health
  insurance                       877             127              -             750           0.00%
                          ----------------------------------------------------------
Total premiums            $   139,295     $    77,693     $      810     $    62,412           1.30%
                          ==========================================================
December 31, 1999
Life insurance in
 force                    $50,060,334     $17,056,734     $  524,062     $33,527,662           1.56%
                          ==========================================================
Premiums:
 Life insurance and
  annuities               $   101,900     $    49,530     $      252     $    52,622           0.48%
 Accident and health
  insurance                       977              84              -             893           0.00%
                          ----------------------------------------------------------
Total premiums            $   102,877     $    49,614     $      252     $    53,515           0.47%
                          ==========================================================

Reinsurance recoverable on paid losses was approximately $14.6 million, $12.2 million, and $8.0 million, at December 31, 2001, 2000, and 1999, respectively. Reinsurance recoverable on unpaid losses was approximately $11.4 million, $3.2 million, and $10.5 million, at December 31, 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                           REVENUES                INCOME BEFORE TAXES              EARNINGS
              -------------------------------------------------------------------------------------
                    2001       2000       1999    2001     2000     1999     2001     2000     1999
              -------------------------------------------------------------------------------------
                                                   (In Millions)
Retirement
 Services         $2,107     $2,215     $2,088   $ 562    $ 702    $ 567    $ 385    $ 463    $ 374
Life Insurance     1,104        942        883     176      199      191      106      143      123
                  ---------------------------------------------------------------------------------
Total
 divisions         3,211      3,157      2,971     738      901      758      491      606      497
Goodwill
 amortization          -          -          -      (1)      (1)      (2)      (1)      (1)      (2)
RG (L)               (66)       (98)         5     (66)     (98)       5      (44)     (64)       3
Nonrecurring
 items                 -          -          -     (34)       -        -      (22)       -        -
                  ---------------------------------------------------------------------------------
Total
 consolidated     $3,145     $3,059     $2,976   $ 637    $ 802    $ 761    $ 424    $ 541    $ 498
                  =================================================================================

Division balance sheet information was as follows:

                                     ASSETS                    LIABILITIES
                               ------------------------------------------------
                                                 December 31
                               ------------------------------------------------
                                  2001         2000          2001         2000
                               ------------------------------------------------
                                                 (In Millions)

Retirement Services             $45,688      $46,356       $43,028      $43,970
Life Insurance                   11,410       10,685        10,242        9,610
                               ------------------------------------------------
Total consolidated              $57,098      $57,041       $53,270      $53,580
                               ================================================

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)   Financial Statements

           PART A: None

           PART B:

           (1)    Financial Statements of the WM Strategic Asset
                  Manager Divisions of American General Life Insurance Company Separate Account D:

                  Report of Ernst & Young LLP, independent auditors
                  Statement of Net Assets as of December 31, 2001
                  Statement of Operations for the year ended December 31, 2001 Statement of Changes in Net Assets for the years ended
                        December 31, 2001 and 2000
                  Notes to Audited Financial Statements

           (2) Consolidated Financial Statements of American General Life Insurance Company:

                  Report of Ernst & Young LLP, independent auditors Consolidated Balance Sheets as of December 31, 2001 and 2000 Consolidated Statements of Income for the years ended
                        December 31, 2001, 2000 and 1999
                  Consolidated Statements of Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999
                  Consolidated Statements of Comprehensive Income for the years ended December 31, 2001, 2000 and 1999
                  Consolidated Statements of Cash Flows for the years ended
                        December 31, 2001, 2000 and 1999
                  Notes to Consolidated Financial Statements

           PART C: None

     (b)   Exhibits.

1    (a)   American General Life Insurance Company of Delaware Board of
           Directors resolution authorizing the establishment of Separate Account D.(1)

     (b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company.(2)

     (c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct.(3)

2    None

3    (a)   (i)    Distribution Agreement dated March 24, 1993 between American
                  General Securities Incorporated and American General Life
                  Insurance Company.(4)

            (ii)  (A)   Form of Master Marketing and Distribution Agreement, by
                        and among American General Life Insurance Company,
                        American General Securities Incorporated and Sierra
                        Investment Services Corporation.(9)

                  (B)   (1)   Master Marketing and Distribution Agreement by and
                              among American General Life Insurance Company,
                              American General Securities Incorporated, and WM
                              Funds Distributor, Inc., dated July 12, 1999.(12)

                        (2) First Amendment to Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000.(14)

                  (C) Form of Amended and Restated Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc.(14)

      (b)   (i)   Form of Selling Group Agreement, by and among American General
                  Life Insurance Company, American General Securities
                  Incorporated and Sierra Investment Services Corporation.(9)

            (ii) Form of Selling Group Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and WM Funds Distributor, Inc.(14)

      (c)   (i)   Trust Participation Agreement.(5)

            (ii) Form of First Amendment to the Trust Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Sierra Investment Services Corporation.(9)

            (iii) Participation Agreement Among American General Life Insurance
                  Company, American General Securities Incorporated, The Sierra Variable Trust and Composite Funds Distributor, Inc.(11)

            (iv) Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, WM Variable Trust, and WM Funds Distributor, Inc., dated July 12, 1999.(12)

3     (c)   (v)   First Amendment to Participation Agreement among American
                  General Life Insurance Company, American General Securities
                  Incorporated, American General Distributors, Inc., WM Variable
                  Trust and WM Funds Distributor, Inc., dated November 1, 2000.
                  (14)

      (d)   (i)   Agreement respecting certain indemnifications given by Sierra
                  Investment Advisors Corporation and Sierra Investment Services
                  Corporation to American General Life Insurance Company and
                  American General Securities Incorporated.(5)

            (ii) Indemnification Agreement by and among American General Life Insurance Company, American General Securities Incorporated, WM Advisors, Inc., and WM Funds Distributor, Inc., dated July 12, 1999.(12)

            (iii) First Amendment to Indemnification Agreement by and among
                  American General Life Insurance Company, American General Distributors, Inc., WM Advisors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000.(14)

4     (a)   Specimen form of Combination Fixed and Variable Annuity Contract
            (Form No. 97010).(9)

      (b) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 97011).(9)

      (c) Specimen form of Waiver of Surrender Charge Rider for Contract Form No. 97010 and Contract Form No. 97011.(9)

      (d)   Form of Qualified Contract Endorsement.(6)

      (e)   (i)   (A)   Specimen form of Individual Retirement Annuity
                        Disclosure Statement available under Contract Form No.
                        97010 and Contract Form No. 97011. (Filed herewith)

                  (B) Specimen form of Roth Individual Retirement Annuity Disclosure Statement available under Contract Form No. 97010 and Contract Form No. 97011. (Filed herewith)

            (ii)  Specimen form of Individual Retirement Annuity Endorsement.(4)

            (iii) Specimen form of IRA Instruction Form.(6)

5     (a)   (i)   Specimen form of Application for Contract Form No. 97010 and
                  Contract Form No. 97011.(9)

            (ii) Specimen form of April 1, 1998 amended Application for Contract form No. 97010 and Contract Form No. 97011.(11)

            (iii) Specimen form of amended Application for Contract Form No.
                  97010 and Contract Form No. 97011.(11)

            (iv) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended October 1, 1998.(13)

            (v)   (A)   Specimen form of Application for Contract Form No. 97010
                        and Contract Form No. 97011, amended March 1, 1999.(13)

                  (B) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000.(15)

                  (C) Specimen form of Application limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000.(15)

                  (D) Specimen form of Oregon Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000.(15)

                  (E)   Specimen form of Application (Form No. L 8908-97 REV
                        0399) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001.(16)

                  (F) Specimen form of Application (Form No. 8908-10 REV 0500) limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No 97011, amended May 1, 2001.(16)

                  (G) Specimen form of Oregon Application (Form No. 8908-38 REV 0600) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001.(16)

            (vi)  Specimen form of SNAP Annuity Ticket application.(9)

      (b)   (i)   Election of Annuity Payment Option/Change Form.(5)

            (ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract.(6)

      (c)   (i)   Contract Service Request, including telephone transfer
                  authorization for Contract Form No. 97010 and Contract Form
                  No. 97011.(9)

            (ii) Contract Service Request, amended April 1, 1998, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011.(11)

            (iii) Amended Contract Service Request, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011.(11)

            (iv)  (A)   Contract Service Request, amended March 1, 1999,
                        including telephone transfer authorization for Contract
                        Form No. 97010 and Contract Form No. 97011.(13)

                  (B) Contract Service Request, amended May 1, 2000, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011.(15)

                  (C) Form of Dollar Cost Averaging Enrollment Form for Contract Form No. 97010 and Contract Form No. 97011.(15)

                  (D) Contract Service Request, amended May 1, 2001, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011.(16)

            (v) Form of Authorization Limited to Execution of Transaction Requests for Contract.(4)

            (vi)  Form of Transaction Request Form.(6)

6     (a)   Amended and Restated Articles of Incorporation of American General
            Life Insurance Company, effective December 31, 1991.(2)

      (b) Bylaws of American General Life Insurance Company, adopted January 22, 1992.(8)

7     None

8     (a)   Form of Letter Agreement between Sierra Investment Services
            Corporation and American General Life Insurance Company regarding expenses.(9)

      (b) Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of October 2, 1998.(13)

      (c) Amendment No. 1 to Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of January 1, 2000.(15)

9     Opinion and consent of Counsel.(9)

10    Consent of Independent Auditors. (Filed herewith)

11    None

12    None

13    (a)   (i)   (A)   Computations of hypothetical historical standardized
                        average annual total returns for the Global Money Fund
                        Division, available under Contract Form No. 97010 and
                        Contract Form No. 97011 for the one year period ended
                        December 31, 1996.(9)

                  (B) Computations of hypothetical historical average annual total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997.(11)

            (ii)  (A)   Computations of hypothetical historical non-standardized
                        total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract
                        Form No. 97011 for the one year period ended December
                        31, 1996, and since inception.(9)

                  (B) Computations of hypothetical historical total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception.(11)

            (iii) (A)   Computations of hypothetical historical non-standardized
                        cumulative total returns for the Global Money Fund
                        Division, available under Contract Form No. 97010 and
                        Contract Form No. 97011 for the one year period ended
                        December 31, 1996, and since inception.(9)

                  (B) Computations of hypothetical historical cumulative total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception.(11)

            (iv) Computations of hypothetical historical seven day yield and effective yield for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the seven day period ended December 31, 1996.(9)

            (v)   (A)   Computation of hypothetical historical non-standardized
                        total return for the Mid Cap Stock Fund Division, available under Contract Form No. 97010 and Contract No.
                        97011, since inception.(14)

                  (B) Computation of hypothetical historical non-standardized average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception.(14)

                  (C) Computation of hypothetical historical average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception.(14)

14 Corporate listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of the Registrant. (Filed herewith)

15    (a)   Power of Attorney with respect to Registration Statements and
            Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American
            General Life Insurance Company: Messrs. Devlin, Rashid, and
            Luther.(6)

      (b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Peter V. Tuters in his capacity as a director or officer of American General Life Insurance Company.(6)

      (c) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. Atnip and Newton.(9)

      (d) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and where applicable, officers of American General Life Insurance Company: Messrs. Martin and Herbert.(9)

      (e) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. Fravel and LaGrasse.(9)

      (f) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. D'Agostino, Imhoff and Polkinghorn.(10)

----------

(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on March 29, 1993.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on October 18, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(7)   Filed as part of Part A of this Amendment.

(8) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(9) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on February 12, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 1, 1998.

(12) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 21, 2000.

(13) Previously filed in Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 23, 1999.

(14) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-47730) of American General Life Insurance Company Separate Account D filed on April 5, 2001.

(15) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 25, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 18, 2001.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

NAME AND PRINCIPAL                        POSITIONS AND OFFICES
BUSINESS ADDRESS                          WITH THE DEPOSITOR
------------------                        ---------------------
David J. Dietz                            Director and Senior Vice President -
390 Park Avenue                           Corporate Markets Group
New York, NY  10022-4684

Robert F. Herbert, Jr.                    Director and Senior Vice President,
2727-A Allen Parkway                      Treasurer and Controller
Houston, TX  77019

David L. Herzog                           Director, Executive Vice President
2929 Allen Parkway                        And Chief Financial Officer
Houston, TX  77019

Royce G. Imhoff, II                       Director and President
2727-A Allen Parkway
Houston, TX  77019

Rodney O. Martin                          Director and Chairman
2929 Allen Parkway
Houston, TX  77019

R. Kendall Nottingham                     Director
2929 Allen Parkway
Houston, TX  77019

Nicholas A. O'Kulich                      Director
2929 Allen Parkway
Houston, TX  77019

Gary D. Reddick                           Director and Executive Vice President
2929 Allen Parkway
Houston, TX  77019

Wayne A. Barnard                          Senior Vice President
2727-A Allen Parkway
Houston, TX  77019

Robert M. Beuerlein                       Senior Vice President and
2727-A Allen Parkway                      Chief Actuary
Houston, TX  77019

Michael B. Boesen                         Vice President
2727-A Allen Parkway
Houston, TX  77019

Mark Bolding                              Vice President
2929 Allen Parkway
Houston, TX  77019

Pauletta P. Cohn                          Senior Vice President and
2929 Allen Parkway                        Co-General Counsel
Houston, TX  77019

Timothy M. Donovan                        Administrative Officer
2727-A Allen Parkway
Houston, TX  77019

Farideh Farrokhi                          Vice President
2727-A Allen Parkway
Houston, TX  77019

Richard L. Gravette                       Vice President and
2727-A Allen Parkway                      Assistant Treasurer
Houston, TX  77019

William Guterding                         Senior Vice President
390 Park Avenue
New York, NY  10022-4684

Kyle L. Jennings                          Senior Vice President and
2929 Allen Parkway                        Co-General Counsel
Houston, TX  77019

Simon J. Leech                            Senior Vice President
2727-A Allen Parkway
Houston, TX  77019

W. Larry Mask                             Vice President, Real Estate Investment
2929 Allen Parkway                        Officer and Assistant Secretary
Houston, TX  77019

Mark R. McGuire                           Senior Vice President
2929 Allen Parkway
Houston, TX  77019

Paul Mistretta                            Executive Vice President
2929 Allen Parkway
Houston, TX  77019

Larry J. O'Brien                          Senior Vice President
2929 Allen Parkway
Houston, TX  77019

Rembert R. Owen, Jr.                      Vice President, Real Estate
2929 Allen Parkway                        Investment Officer and
Houston, TX  77019                        Assistant Secretary

Dennis H. Roberts                         Vice President
2727-A Allen Parkway
Houston, TX  77019

Dale W. Sachtleben                        Vice President
#1 Franklin Square
Springfield, IL  62713-0001

Richard W. Scott                          Vice President and
2929 Allen Parkway                        Chief Investment Officer
Houston, TX  77019

T. Clay Spires                            Vice President
2727-A Allen Parkway
Houston, TX  77019


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of American General Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of the Registrant, see Exhibit 14 of the Registration Statement of Registrant, filed herewith. The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-02-003222, filed April 1, 2002.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 22, 2002 there were 17,577 owners of the Contracts, of which 5,362 were qualified Contracts and 12,215 were non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

No indemnification shall be made under Article VII, section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by; (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Section 12 of the Trust Participation Agreement that is incorporated by reference in Exhibit 3(c)(i) of this Registration Statement as amended by Form of First Amendment to the Trust Participation Agreement that is filed as Exhibit 3(c)(ii) to this Registration Statement are hereby incorporated by reference in response to this item. Section 12.1 thereof provides that the Company will indemnify The Sierra Variable Trust (the "Trust") and Sierra Investment Services Corporation (the "Distributor") and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company is responsible in this Registration Statement or otherwise or due to the Company's failure to meet its obligations under the Trust Participation Agreement. Section 12.2 thereof provides that the Distributor will indemnify the Trust, the Company, American General Securities Incorporated ("AGSI") and their officers, trustees, employees and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement or otherwise or as a result of any failure by the Trust or the Distributor to meet its obligations under the Trust Participation Agreement.

Section 6 of the Master Marketing and Distribution Agreement that is filed as
Exhibit 3(a)(ii)(B) to this Registration Statement is hereby incorporated by reference in response to this item. Paragraph 5.1 thereof provides that the Company and AGSI will indemnify the Distributor and any other broker-dealer affiliated with the Distributor and contracted to sell the Contracts, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company or AGSI is responsible in this Registration Statement or due to any negligent, illegal or fraudulent acts of the Company or AGSI. Paragraph 5.2 provides that the Distributor will indemnify the Company and AGSI, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement, or as a result of any negligent, illegal or fraudulent acts or omissions by the Distributor.

The Agreement filed as Exhibit 3(d)(ii) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, the Distributor and WM Advisors, Inc. agree to indemnify the Company and AGSI with respect to liabilities arising out of the negligence or bad faith of the Distributor, WM Advisors, Inc. or any sub-investment adviser to the Trust in performing their obligations to the Trust, including the obligations of WM Advisors, Inc. and the sub-investment advisers to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. The Distributor and the Adviser also agree to indemnify the Company and AGSI for 50% of any other liabilities or costs that they incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

The Distribution Agreement filed as Exhibit 3(a)(i) to this Registration Statement is hereby incorporated by reference in response to this item. Under part EIGHTH of that agreement, the Company agrees to indemnify AGSI from liabilities and costs that it may incur as a result of any misstatements or omissions of material facts in this Registration Statement or otherwise for which the Company is responsible; and AGSI agrees to indemnify the Company against costs and liabilities that the Company may incur as a result of any act of an employee of AGSI.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

            (a) Registrant's principal underwriter, American General Distributors, Inc., also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account VL-R, The United States Life Insurance Company in the City of New York ("USL") Separate Account USL VA-R, USL Separate Account USL VL-R AIG Annuity Insurance Company A.G. Separate Account a, and VALIC Separate Account A.

            (b) The directors and principal officers of the principal underwriter are shown below. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

                            POSITION AND OFFICES
                            WITH UNDERWRITER
NAME AND PRINCIPAL          AMERICAN GENERAL
BUSINESS ADDRESS            DISTRIBUTORS, INC.
------------------          --------------------
Robert P. Condon            Director, Chief Executive Officer and President

Mary L. Cavanaugh           Director and Assistant Secretary

David H. den Boer           Director, Senior Vice President and Secretary

Jennifer D. Cobbs           Executive Vice President

Krien VerBerkmoes           Chief Compliance Officer

John Reiner                 Chief Financial Officer and Treasurer

Robyn Galerston             Assistant Vice President-Sales Literature Review

Daniel R. Cricks            Tax Officer

James D. Bonsall            Assistant Treasurer

Kurt Bernlohr               Assistant Secretary

Tracey Harris               Assistant Secretary

            (c) American General Distributors, Inc. is the principal underwriter for Separate Account D. The licensed agents who sell the Flexible Payment Variable and Fixed Individual Deferred Annuity Contracts are compensated for such sales by commissions paid by AGL. These commissions do not result in any charge to Separate Account D or to Contract Owners, Annuitants or Beneficiaries, as those terms are defined in Flexible Payment Variable and Fixed Individual Deferred Annuity Contracts, in addition to the charges described in the prospectuses for such Contracts.

ITEM 30. LOCATION OF RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

ITEM 31. MANAGEMENT SERVICES

None

ITEM 32. UNDERTAKINGS

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement; C) to deliver any Statement or financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATION REGARDING REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER CONTRACTS PURSUANT SECTION 26(C)(2)(A) INVESTMENT COMPANY ACT 1940

AGL represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL.

                               POWERS OF ATTORNEY

Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, the registrant, American General Life Insurance Company Separate Account D, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf, in the city of Houston, and state of Texas, on the 26th day of April, 2002.

                                        AMERICAN GENERAL LIFE INSURANCE
                                        COMPANY SEPARATE ACCOUNT D
                                        (Registrant)

                                        BY: AMERICAN GENERAL LIFE INSURANCE
                                        COMPANY
                                        (On behalf of the Registrant and itself)



                                        BY:
                                            ------------------------------------
                                        Robert F. Herbert, Jr.
                                        Senior Vice President, Treasurer and
                                        Controller


[SEAL]



ATTEST:
        ------------------------------
        Lauren W. Jones
        Assistant Secretary

                  Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                              Date
---------                           -----                              ----


/s/ RODNEY O. MARTIN, JR.          Director and Chairman              April 26, 2002
---------------------------
Rodney O. Martin, Jr.



/s/ ROYCE G. IMHOFF, II            Director and President             April 26, 2002
---------------------------
Royce G. Imhoff, II



/s/ DAVID L. HERZOG                Director and Chief                 April 26, 2002
---------------------------        Financial Officer
David L. Herzog



/s/ DAVID J. DIETZ                 Director                           April 26, 2002
---------------------------
David J. Dietz



/s/ ROBERT F. HERBERT, JR.         Director                           April 26, 2002
---------------------------
Robert F. Herbert, Jr.



/s/ GARY D. REDDICK                Director                           April 26, 2002
---------------------------
Gary D. Reddick



/s/ R. KENDALL NOTTINGHAM          Director                           April 26, 2002
---------------------------
R. Kendall Nottingham



/s/ NICHOLAS A. O'KULICH           Director                           April 26, 2002
---------------------------
Nicholas A. O'Kulich

                               INDEX TO EXHIBITS

EXHIBIT
NUMBER          DESCRIPTION
-------         -----------
(e) (i)         (A)   Specimen form of Individual Retirement Annuity
                      Disclosure Statement available under Contract Form No.
                      97010 and Contract Form No. 97011. (Filed herewith)

                (B)   Specimen form of Roth Individual Retirement Annuity
                      Disclosure Statement available under Contract Form No.
                      97010 and Contract Form No. 97011. (Filed herewith)

10              Consent of Independent Auditors. (Filed herewith)

14 Corporate listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of the Registrant. (Filed herewith)